Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.0%)
U.S. Government Securities (4.5%)
	United States Treasury Note/Bond	1.250%	8/31/24	235,000	244,179
1,^	United States Treasury Note/Bond	1.500%	1/31/27	250,000	266,173
*	United States Treasury Note/Bond	1.125%	2/28/27	150,000	156,000
	United States Treasury Note/Bond	0.625%	3/31/27	125,000	125,781
	United States Treasury Note/Bond	0.500%	4/30/27	50,000	49,883
#	United States Treasury Note/Bond	1.500%	2/15/30	585,000	632,531
					1,474,547
Agency Notes (0.0%)
2,3	Fannie Mae Interest Strip	0.000%	10/25/40	7,231	6,733
					6,733
Conventional Mortgage-Backed Securities (0.8%)
2,3	Fannie Mae Pool	3.000%	10/1/49–12/1/49	158,811	165,424
2,3,4	Fannie Mae Pool	3.500%	12/1/49	6,201	6,365
2	Ginnie Mae II Pool	3.000%	9/20/49	75,793	79,684
2,3,4	UMBS Pool	3.500%	4/1/49–3/1/50	737	779
					252,252
Nonconventional Mortgage-Backed Securities (0.7%)
2,3	Fannie Mae REMICS	5.250%	9/25/41	14,056	16,181
2,3	Fannie Mae REMICS	3.500%	3/25/43	20,426	23,057
2,3	Fannie Mae REMICS	3.500%	7/25/48	2,132	2,294
2,3	Fannie Mae REMICS	4.000%	10/25/48	7,883	8,688
2,3,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.143%	9/1/32	116	121
2,3,5	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.291%	8/1/32	179	186
2,3	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	102,170	112,547
2	Ginnie Mae REMICS	3.000%	11/20/45–8/20/46	20,380	22,599
2	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	30,434	33,544
					219,217
Total U.S. Government and Agency Obligations (Cost $1,923,920)					1,952,749
Asset-Backed/Commercial Mortgage-Backed Securities (14.2%)
2	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	5,127
2	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	3,030	3,131
2	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	13,970	13,930
2	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	12,620	13,079
2,6	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,810	3,957
2,6	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,057
2,6	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,406	6,628
2,6	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	4,989	5,148
2,6	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	2,698	2,809
2,6	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	1,070	1,132

2,6	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,555
2,6	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,619
2	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	9,460	9,412
2	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	7,240	6,993
2,6	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,353
2,6	Applebee's Funding LLC / IHOP Funding
	LLC 2019-1	4.194%	6/7/49	2,260	1,871
2,6	ARL Second LLC 2014-1A	2.920%	6/15/44	3,632	3,549
2,6	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,482	1,489
2,6	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	36,180	37,269
2,6	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,094
2,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,124
2,6	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.112%	11/5/32	23,000	21,410
2,6	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.287%	11/5/32	5,700	5,926
2	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	3,350	3,505
2	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.441%	9/15/48	4,500	4,803
2	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	9,116	9,843
2	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.505%	9/15/48	360	313
2	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,540	1,673
2	BANK 2017 - BNK4	3.625%	5/15/50	1,661	1,802
2	BANK 2017 - BNK5	3.390%	6/15/60	3,620	3,905
2	BANK 2017 - BNK6	3.254%	7/15/60	19,760	21,053
2	BANK 2017 - BNK6	3.518%	7/15/60	5,760	6,226
2	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,397
2	BANK 2017 - BNK7	3.175%	9/15/60	52,060	55,458
2	BANK 2017 - BNK7	3.435%	9/15/60	5,890	6,362
2	BANK 2017 - BNK8	3.488%	11/15/50	11,570	12,578
2	BANK 2017 - BNK9	3.538%	11/15/54	8,940	9,736
2	BANK 2018 - BN10	3.641%	2/15/61	4,430	4,769
2	BANK 2018 - BN12	4.255%	5/15/61	3,960	4,514
2	BANK 2018 - BN14	4.185%	9/15/60	2,205	2,436
2	BANK 2018 - BN14	4.231%	9/15/60	4,985	5,695
2	BANK 2018 - BN15	4.407%	11/15/61	10,327	12,044
2	BANK 2019 - BN17	3.623%	4/15/52	1,437	1,551
2	BANK 2019 - BN17	3.714%	4/15/52	5,604	6,277
2	BANK 2019 - BN20	3.011%	9/15/62	7,060	7,520
2	BANK 2019 - BN23	2.846%	12/15/52	9,970	10,258
2	BANK 2019 - BN23	2.920%	12/15/52	32,320	34,282
2	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	9,600	9,944
2	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	3,113
2	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,518
2	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	5,933
2	Benchmark 2018-B1 Mortgage Trust	4.254%	1/15/51	9,810	8,289
2	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,369
2	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	6,770	7,820

2	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	1,532	1,661
2	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	6,735	7,011
2	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	28,220	30,051
2	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	13,660	14,319
2	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	4,067
2,6	BX Trust 2019-OC11	3.202%	12/9/41	6,800	6,675
2,6	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	5,967	5,769
2	California Republic Auto Receivables
	Trust 2016-1	4.560%	12/15/22	8,320	8,372
2,6	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	3,310	3,364
2,6	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	2,090	2,160
2,6	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.270%	12/19/22	2,880	2,907
2,6	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.440%	8/21/23	1,280	1,328
2	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	14,800	15,782
2	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	360	360
2	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	900	901
2	Capital One Auto Receivables Trust 2019-
	1	2.560%	10/15/24	5,890	6,007
2	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	12,690	13,084
2	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,492
2	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	5,046
2	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,534
2	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,172
2	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,139
2	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,324
2	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	6,967
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,160	9,362
2	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,515
2	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	3,038
2	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,005
2	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,319
2	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	4,760	4,809
2	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	6,040	6,010
2	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,510	4,556
2	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	2,690	2,555
2	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	18,170	18,744
2	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	5,510	4,632
2	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	7,765	8,393
2	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	2,470	2,688
2	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	7,260	7,831
2	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	2,341	2,525
2,6	CFCRE Commercial Mortgage Trust
	2011-C2	5.930%	12/15/47	5,260	5,498

2	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	4,826	5,100
2,6	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	4,811	4,821
2,6	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,013
2	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	6,200
2	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	610	630
2	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	2,057
2	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	491	509
2	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	17,445
2	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	13,456	14,249
2	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,397	9,965
2	Citigroup Commercial Mortgage Trust
	2014-GC23	3.356%	7/10/47	4,073	4,307
2	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	9,466
2	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,072
2	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	806
2	Citigroup Commercial Mortgage Trust
	2014-GC23	4.581%	7/10/47	1,250	1,183
2	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,944
2	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,275	13,724
2	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,191
2	Citigroup Commercial Mortgage Trust
	2014-GC25	4.676%	10/10/47	3,270	3,084
2	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,658
2	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	38,770	41,768
2	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	24,599	26,404
2	Citigroup Commercial Mortgage Trust
	2015-GC33	4.724%	9/10/58	900	823
2	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,545	10,037
2	Citigroup Commercial Mortgage Trust
	2016-C2	2.575%	8/10/49	7,470	7,660
2	Citigroup Commercial Mortgage Trust
	2016-GC37	3.050%	4/10/49	22,200	23,081
2	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	19,310	19,988
2	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	6,425	6,915
2	Citigroup Commercial Mortgage Trust
	2017-P8	3.203%	9/15/50	1,530	1,655

2	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	13,370	14,466
2	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	2,991
2	Citigroup Commercial Mortgage Trust
	2017-P8	4.411%	9/15/50	3,150	2,632
2	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	900	1,029
2	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	7,300	8,153
2	Citigroup Commercial Mortgage Trust
	2019-C7	2.860%	12/15/72	13,420	13,524
2	Citigroup Commercial Mortgage Trust
	2019-C7	3.042%	12/15/72	11,228	11,779
2,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	1,703	1,631
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,050
2	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,001
2	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,628	6,717
2,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,022
2	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,857	6,938
2	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	422
2	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,971
2,6	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	12,795
2	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	557	576
2	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,875	5,092
2	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,117
2	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,255	1,263
2	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,579	5,828
2	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,127	13,927
2	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	23,397	24,781
2	COMM 2013-CCRE13 Mortgage Trust	5.051%	11/10/46	855	893
2	COMM 2013-CCRE13 Mortgage Trust	5.051%	11/10/46	3,025	2,894
2,6	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,427
2,6	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,390
2	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	554	573
2	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,942
2	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	5,493	5,838
2,6	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	2,780	2,502
2,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	912	941
2	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	617
2	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,116	3,168
2,6	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,702	6,565
2,6	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	18,320	19,404
2	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	535
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,932	5,344
2	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	487	486
2	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,655
2	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,382
2	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	982	1,040
2	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,398	6,827
2	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,374
2	COMM 2014-CCRE17 Mortgage Trust	4.945%	5/10/47	4,400	4,162
2	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,320	6,638
2	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	11,585	12,452
2	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	13,080	13,872
2	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	16,445
2	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	21,317	22,619
2	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,512	2,684

2	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,590	2,773
2	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,187	4,551
2	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	4,013
2	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	1,760	1,625
2	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	10,403	10,886
2	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	10,864	11,262
2	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	12,940	13,805
2	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	7,035
2	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,546
2	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.496%	8/15/48	2,160	1,919
2	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	11,274	12,175
2	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.729%	11/15/48	3,620	3,304
2	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	17,308	18,552
2	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	6,995	7,499
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.868%	12/15/52	10,783	11,199
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.968%	12/15/52	16,706	17,483
2	CSAIL 2020-C19 Commercial Mortgage
	Trust	2.561%	3/15/53	15,250	15,360
2,6	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	5,700	5,725
2	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	12,600	14,627
2	DBJPM 16-C1 Mortgage Trust	3.501%	5/10/49	1,250	1,037
2	DBJPM 16-C3 Mortgage Trust	2.632%	8/10/49	11,870	12,284
2	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	11,540	12,406
2,5,6	DELAM 2018-1, 1M USD LIBOR +
	0.700%	1.418%	11/19/25	10,290	10,187
2	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	26,220	26,845
2,6	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,910	11,077
2,6	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	9,600	9,588
2,6	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	9,051	9,097
2,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	7,873	7,906
2	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,237	1,250
2	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,191
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	13,430	13,527
2	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	5,630	5,579
2,5,6	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	1.287%	10/25/56	4,491	4,336
2,6	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	3,569	3,623
2,6	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	7,511	7,640
2,6	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/20/24	4,970	4,973
2,6	Enterprise Fleet Financing LLC Series
	2020-1	1.860%	12/22/25	1,600	1,574
2,6	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	6,790	6,409
2,3,5,6	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	1.237%	6/25/39	1,259	1,251
2,3	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,249	11,283

2,6	Fontaineblue Miami Beach Trust 2019-
	FBLU	3.144%	12/10/36	29,570	28,253
2,6	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	22,090	22,098
2,6	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,778
2,6	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,764
2,6	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,711
2	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	6,360	6,619
2,6	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	19,160	19,524
2,6	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	6,932
2,6	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	9,790	10,094
2,6	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	8,140	8,278
2,6	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	6,393	6,618
2	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	11,040	11,444
2	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	4,250	4,332
2	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	4,520	4,635
2,6	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	8,520	8,208
2,6	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	8,090	7,625
2,6	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	9,960	9,392
2	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	19,500	19,289
2	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	3,330	3,145
2,3,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.726%	2/25/48	2,951	2,915
2,3,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.811%	5/25/48	1,582	1,578
2,3,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.147%	8/25/48	502	500
2,6	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	1,640	1,660
2	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	3,690	3,820
2	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	4,120	4,306
2	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	5,320	5,537
2	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	6,740	6,959
2	GM Financial Consumer Automobile
	2019-4	1.760%	1/16/25	3,240	3,273
2,6	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,221
2,6	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	5,900	5,782
2,6	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	42,560	44,637
2,6	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	1,000	1,002
2,6	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	2,540	2,552
2,6	GS Mortgage Securities Trust 2010-C2	5.352%	12/10/43	1,370	1,365
2,6	GS Mortgage Securities Trust 2011-GC3	5.824%	3/10/44	2,650	2,642
2,6	GS Mortgage Securities Trust 2012-
	ALOHA	3.551%	4/10/34	5,430	5,506
2,6	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	7,625	7,386
2,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,060
2	GS Mortgage Securities Trust 2012-GCJ7	5.889%	5/10/45	2,140	2,051
2	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	185	198
2,6	GS Mortgage Securities Trust 2013-GC13	4.219%	7/10/46	1,210	1,110

2	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	4,128	4,275
2	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	1,550	1,550
2	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	526	541
2	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	6,005	6,244
2	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	105	112
2	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	11,289	12,081
2	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	597
2	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	14,277
2	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,885
2	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	2,610	2,610
2	GS Mortgage Securities Trust 2014-GC24	4.665%	9/10/47	4,615	4,002
2	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	8,118
2	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	19,072
2	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,286	9,738
2	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,518
2	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,907
2	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	7,680	8,087
2	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	15,633
2	GS Mortgage Securities Trust 2015-GC34	4.806%	10/10/48	2,610	2,393
2	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,281
2	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	10,220	10,918
2	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	6,161
2	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	3,080	3,530
2	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,528	7,014
2	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	13,130	13,945
2	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	18,170	19,329
2	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	7,336	7,620
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	850	850
2,6	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	11,308	10,660
2,6	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	7,477	6,772
2	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	4,110	4,138
2,6	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	7,954
2,5,6	Holmes Master Issuer PLC 2018-1, 3M
	USD LIBOR + 0.360%	1.579%	10/15/54	3,844	3,832
2,5,6	Holmes Master Issuer PLC 2018-2A, 3M
	USD LIBOR + 0.420%	1.639%	10/15/54	6,278	6,237
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	39,820	40,699
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	9,690	9,959
2	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	4,180	4,345
2	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	2,480	2,560
2	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	9,400	9,499
2,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	11,294
2,6	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	2,600	2,572
2,6	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,200	1,182
2,6	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	2,300	2,266
2,6	Hudson Yards 2019-30HY	3.228%	7/10/39	4,590	4,941
2,6	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,885

2	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	4,680	4,823
2	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	2,490	2,533
2	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	1,850	1,880
2	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	530	528
2,6	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	7,380	7,223
2,5,6	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	1.601%	12/17/36	13,385	12,918
2,5,6	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	1.901%	12/17/36	4,930	4,636
2,5,6	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	1.451%	3/17/37	8,477	8,099
2,5,6	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	1.701%	3/17/37	2,250	2,089
2,6	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,631	6,874
2,6	Jackson Park Trust 2019-LIC	2.766%	10/14/39	6,930	7,194
2	John Deere Owner Trust 2018-B	3.000%	1/15/26	2,280	2,325
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	678	679
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.823%	11/15/43	2,313	2,304
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.823%	11/15/43	2,730	2,712
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	6,396	6,493
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.599%	8/15/46	4,000	4,106
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	934
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,217	3,289
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	3,592	3,634
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	22,438
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,374
2,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,712	5,752
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	3,713	3,757
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	288	302
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.204%	1/15/46	2,550	2,490
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	838	869
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	685
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	31,646
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.130%	12/15/46	2,135	2,214
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.195%	12/15/46	960	937
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	11,111	11,321

2 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	9,916	10,180
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	5,088	5,303
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	18,926	20,632
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	9,680	10,612
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.224%	7/15/50	13,590	14,242
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	11,640	12,616
2 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP7	3.454%	9/15/50	4,680	5,072
2 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.363%	7/15/45	5,108	5,315
2 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	5,515	5,736
2 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	5,000	5,166
2 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,037	1,070
2 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	6,118	6,459
2 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	275	285
2 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	1,750	1,808
2 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.370%	11/15/45	1,340	1,282
2 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,363	4,644
2 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	14,680	15,605
2 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	600	625
2 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	2,500	2,574
2 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	1,000	956
2 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	3,680	3,906
2 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.493%	8/15/47	5,402	5,645
2 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	6,021	6,363
2 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	12,689	13,340
2 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	5,121	5,411
2 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	9,941	10,423
2 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	4,640	4,967
2 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,700	4,008
2 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,245	2,369

2	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	11,540	12,500
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,878	4,165
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,922
2	JPMBB Commercial Mortgage Securities
	Trust 2016-C1	3.311%	3/15/49	16,200	17,231
2	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	2,840	3,025
2	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	1,860	2,012
2	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	150	172
2,5,6	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	3,808	3,787
2,5	Lanark Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	4,235	4,192
2,6	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	3,100	3,131
2,6	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	10,823	10,950
2,6	Laurel Road Prime Student Loan Trust
	2019-A	2.730%	10/25/48	10,750	10,503
2,6	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	910	913
2,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,248
2	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	5,220	5,386
2	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	11,600	11,810
2,6	Mercedes-Benz Master Owner Trust
	2019-B	2.610%	5/15/24	24,600	24,036
2,6	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,623
2,6	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	2,630	2,659
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,626
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,450
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,222	5,269
2,6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	11,190	11,399
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	1,244	1,310
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	1,830	1,683
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	10,951	11,599
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.298%	8/15/46	3,937	4,187
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	651	671
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,004
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	419
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,506

2 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,017
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,325
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,438
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,695
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	9,869	10,410
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	21,575	22,805
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	5.072%	4/15/47	1,140	1,111
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	8,898	9,407
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	935	979
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.495%	6/15/47	7,090	7,156
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.928%	6/15/47	2,400	2,270
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	28,696	30,233
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,443
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,829
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	6,437	6,570
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,131
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	8,248	8,490
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,984
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	5,530	5,902
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,870	4,158
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,507
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	34,430	36,320
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	8,263	8,931
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.058%	5/15/49	4,150	4,396
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	20,609	21,597
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	4.905%	5/15/49	1,090	988
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	30,527	33,146
2 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	6,550	7,145
2 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,293
2 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,445

2,6	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	6,407	6,571
2,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,710
2,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,844
2,6	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,368	4,648
2	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	51,005	54,919
2	Morgan Stanley Capital I Trust 2015-
	UBS8	4.738%	12/15/48	3,210	2,917
2	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	5,260	5,414
2	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	32,178	32,803
2	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	10,920	11,520
2	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	3,014
2	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,506	3,833
2	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,502
2	Morgan Stanley Captial I Trust 2016-
	BNK2	2.791%	11/15/49	8,300	8,466
2,5,6	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	1.017%	9/25/24	3,934	3,933
2,5,6	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	1.337%	6/25/65	422	421
2,6	Navient Student Loan Trust 2017-A	2.880%	12/16/58	7,974	7,996
2,6	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	10,849	10,874
2,6	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,840	5,972
2,6	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	32,690	33,441
2,6	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,520	23,821
2,6	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	19,725
2,6	Navient Student Loan Trust 2019-B	3.390%	12/15/59	6,510	6,579
5	New Mexico Educational Assistance
	Foundation, 1M USD LIBOR + 0.700%	1.684%	1/2/25	1,428	1,422
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	5,220	5,417
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	3,520	3,668
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	41,220	41,947
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	9,540	9,860
2,6	One Bryant Park 2019 - OBP A	2.516%	9/15/54	6,830	6,755
2,6	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	9,032
2,5,6	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	1.779%	3/12/47	68	68
2,5,6	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.674%	1/16/60	7,597	7,557
2,5,6	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	1.718%	6/20/60	4,774	4,753
2,5,6	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.668%	8/18/60	2,216	2,201
2,5,6	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	1.599%	7/15/58	3,270	3,256
2,6	PFS Financing Corp. 2017-B	2.220%	7/15/22	15,980	15,960
2,6	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	17,025
2,6	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,379
2,5,6	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.437%	11/25/65	9,548	8,879

2,6	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,756	7,845
2,6	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	2,008
2,6	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,574	4,665
2,6	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	579
2,6	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,061	15,619
2	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	2,506	2,577
2,5,6	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	1.629%	11/10/49	6,967	6,942
2,5,6	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.832%	12/5/59	8,007	7,961
2,5,6	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.679%	4/10/50	1,645	1,632
2	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	2,655	2,661
2	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	9,410	9,451
2	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	21,950	22,042
2	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	11,000	11,248
2	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	17,580	17,435
2,6	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	3,340	3,364
2,6	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	7,760	7,774
2,6	Santander Retail Auto Lease Trust 2019-
	A	2.770%	6/20/22	28,060	28,397
2,6	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,350	2,330
2,6	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,370	3,387
2,6	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	1,119	1,120
2,6	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	807
2	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,637	1,639
2,6	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	3,388	3,352
2,5,6	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	2.264%	2/17/32	2,534	2,447
2,5,6	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	1.914%	9/15/34	3,569	3,446
2,5,6	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	1.714%	9/15/34	5,882	5,647
2,6	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	7,687	7,742
2,6	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	18,170	18,382
2,6	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	10,175	10,326
2,6	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	14,560	14,837
2,6	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	1,823	1,828
2,6	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	1,629	1,618
2,5,6	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	1.437%	1/25/39	490	477

2,6	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	883	881
2,6	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	5,022	5,040
2,5,6	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	1.087%	7/25/40	414	398
2,6	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	6,120	6,155
2,6	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	5,660	5,714
2,6	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	8,850	8,989
2,6	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	17,140	17,678
2,6	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	19,000	19,264
2,6	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	6,930	7,034
2,6	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	5,606	5,630
2	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	13,530	13,651
2	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	5,300	5,334
2	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,797
2	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,772
2	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,422
2,6	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,598	3,657
2,6	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	2,217	2,328
2,6	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	7,000	7,061
2,6	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	30,742	31,073
2,6	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	5,650	5,738
2,6	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	5,115	4,908
2,6	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	390	390
2,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,960
2	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	1,345	1,358
2	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	1,590	1,614
2	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,780	5,979
2	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	5,140	5,349
2	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	2,350	2,449
2	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	5,980	6,080
2,6	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	34,610	34,599
2,6	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	21,740	21,949
2,6	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	10,260	10,282
2,6	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	1,397	1,387
2,6	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	12,887	12,439

2	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	1,200	1,230
2	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	10,673	11,694
2	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	2,287	2,420
2,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,885
2	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	5,703	5,797
2	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	3,970	4,076
2	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	1,160	1,191
2,6	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	6,105	6,200
2,6	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	2,285	2,158
2	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,270	28,512
2,6	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,194
2,6	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,100
2,6	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	644
2,6	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	466
2	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	4,510	4,683
2	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	5,637	5,759
2	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,407
2	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	683	706
2	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,973	8,503
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	12,178
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	14,360	14,893
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	730
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,418
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,335
2	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	13,210	13,797
2	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	30,685	32,131
2	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	15,822	16,771
2	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,693	17,707
2	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.359%	6/15/48	2,310	2,110
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,059	7,539
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,554
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,395
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	2,740	2,508

2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	10,834	11,734
2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,178
2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.688%	9/15/58	5,225	4,817
2	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	23,664	25,040
2	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	12,670	12,757
2	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	9,166	9,709
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	2,990	3,223
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	18,890	20,582
2	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	6,905	7,434
2	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	1,400	1,461
2	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	21,430	23,100
2	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,380	16,659
2	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	12,360	13,356
2	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	6,745	7,323
2	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	2,712	2,931
2	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	12,380	10,768
2	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	4,315	4,868
2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	5,600	6,263
2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	6,390	7,385
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	11,180	12,443
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	3,250	3,543
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	3,710	3,985
2	Wells Fargo Commercial Mortgage Trust
	2019-C54	3.146%	12/15/52	7,390	7,909
2,6	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,128	2,973
2,6	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	4,640	4,886
2,6	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	5,960	6,015
2	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	5,280	5,311
2	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	6,130	6,292
2	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	4,170	4,274
2	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	3,789	3,869

2	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	9,924	10,131
2	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	2,870	2,884
2	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	2,220	2,273
2	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	1,532	1,572
2	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	6,044	6,464
2	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	261	269
2	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	1,598	1,635
2	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	7,778	8,375
2	WFRBS Commercial Mortgage Trust
	2013-C18	4.846%	12/15/46	1,085	1,131
2	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	12,930	13,615
2	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	10,595	11,344
2	WFRBS Commercial Mortgage Trust
	2014-C20	3.995%	5/15/47	14,675	15,520
2	WFRBS Commercial Mortgage Trust
	2014-C20	4.378%	5/15/47	2,410	2,424
2	WFRBS Commercial Mortgage Trust
	2014-C20	4.513%	5/15/47	1,410	1,290
2	WFRBS Commercial Mortgage Trust
	2014-C21	3.410%	8/15/47	1,558	1,611
2	WFRBS Commercial Mortgage Trust
	2014-C21	3.678%	8/15/47	13,286	14,085
2	WFRBS Commercial Mortgage Trust
	2014-C21	3.891%	8/15/47	700	721
2	WFRBS Commercial Mortgage Trust
	2014-C21	4.234%	8/15/47	2,410	2,195
2	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	4,167	4,432
2	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	14,926	15,726
2	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	920	977
2	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	14,142	14,979
2	World Omni Auto Receivables Trust 2018-
	A	2.730%	2/15/24	7,680	7,823
2	World Omni Auto Receivables Trust 2018-
	A	2.890%	4/15/25	3,820	3,839
2	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	1,770	1,859
2	World Omni Auto Receivables Trust 2019-
	A	3.220%	6/16/25	3,060	3,160
2	World Omni Auto Receivables Trust 2019-
	B	2.860%	6/16/25	2,510	2,525
2,6	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	5,980	6,029
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,534,812)					4,612,928

Corporate Bonds (71.5%)
Finance (30.0%)
	Banking (22.3%)
	American Express Co.	3.400%	2/22/24	60,000	63,565
	American Express Co.	2.500%	7/30/24	48,480	49,883
	American Express Co.	3.000%	10/30/24	35,385	37,167
	American Express Co.	4.200%	11/6/25	16,815	18,941
	American Express Co.	3.125%	5/20/26	6,745	7,218
2,6	Australia & New Zealand Banking Group
	Ltd.	2.950%	7/22/30	47,600	47,017
	Banco Santander SA	2.706%	6/27/24	31,000	31,533
	Banco Santander SA	3.800%	2/23/28	40,200	41,492
	Banco Santander SA	4.379%	4/12/28	4,415	4,776
	Banco Santander SA	3.306%	6/27/29	62,700	64,744
2,7	Bank of America Corp.	1.379%	2/7/25	9,126	10,188
2	Bank of America Corp.	3.458%	3/15/25	10,000	10,562
	Bank of America Corp.	3.875%	8/1/25	4,795	5,265
2	Bank of America Corp.	3.093%	10/1/25	57,895	60,625
2	Bank of America Corp.	3.366%	1/23/26	47,635	50,599
2	Bank of America Corp.	2.015%	2/13/26	43,000	43,090
2	Bank of America Corp.	3.559%	4/23/27	29,223	31,406
	Bank of America Corp.	3.248%	10/21/27	19,628	20,995
2	Bank of America Corp.	3.824%	1/20/28	52,262	56,887
2	Bank of America Corp.	3.705%	4/24/28	29,500	32,139
2	Bank of America Corp.	3.593%	7/21/28	9,000	9,727
2	Bank of America Corp.	3.419%	12/20/28	62,800	67,244
2	Bank of America Corp.	3.970%	3/5/29	40,500	44,964
2	Bank of America Corp.	4.271%	7/23/29	24,250	27,597
2	Bank of America Corp.	3.194%	7/23/30	15,000	15,962
2	Bank of America Corp.	2.884%	10/22/30	13,500	14,065
2	Bank of America Corp.	2.496%	2/13/31	27,675	27,999
2	Bank of America Corp.	2.592%	4/29/31	20,990	21,360
	Bank of Montreal	3.300%	2/5/24	72,060	76,002
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	18,571
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	21,751
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,984
	Bank of New York Mellon Corp.	2.100%	10/24/24	21,000	21,580
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	16,995
	Bank of New York Mellon Corp.	1.600%	4/24/25	10,000	10,146
	Bank of New York Mellon Corp.	2.800%	5/4/26	19,141	20,332
	Bank of New York Mellon Corp.	2.450%	8/17/26	19,000	19,844
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	15,807
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	12,447
2	Bank of New York Mellon Corp.	3.442%	2/7/28	65,850	71,694
	Bank of New York Mellon Corp.	3.850%	4/28/28	1,500	1,780
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,364
	Bank of Nova Scotia	2.200%	2/3/25	47,087	47,640
	Bank of Nova Scotia	2.700%	8/3/26	48,750	50,993
6	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	24,000	24,376
2	Barclays plc	3.932%	5/7/25	4,800	5,003
2,8	Barclays plc	2.852%	5/7/26	50,000	50,000
	Barclays plc	4.337%	1/10/28	17,500	18,753
7	Belfius Bank SA	0.375%	2/13/26	9,100	9,444
2,6	BNP Paribas SA	2.819%	11/19/25	51,000	51,123
6	BNP Paribas SA	3.500%	11/16/27	15,000	15,633
2,6	BNP Paribas SA	3.052%	1/13/31	5,698	5,712
	BPCE SA	3.375%	12/2/26	10,000	10,784
6	BPCE SA	3.250%	1/11/28	20,000	21,113

	Canadian Imperial Bank of Commerce	3.100%	4/2/24	36,400	37,794
2	Capital One Bank USA NA	2.280%	1/28/26	42,650	41,107
	Capital One Financial Corp.	3.750%	3/9/27	9,732	9,922
2	Citigroup Inc.	3.352%	4/24/25	10,000	10,486
2	Citigroup Inc.	3.106%	4/8/26	25,400	26,534
	Citigroup Inc.	3.400%	5/1/26	40,000	42,389
	Citigroup Inc.	3.200%	10/21/26	54,245	57,150
9	Citigroup Inc.	1.750%	10/23/26	5,700	7,016
2	Citigroup Inc.	3.887%	1/10/28	21,000	22,640
2	Citigroup Inc.	3.668%	7/24/28	23,400	24,998
2	Citigroup Inc.	3.520%	10/27/28	20,000	21,250
2	Citigroup Inc.	4.075%	4/23/29	8,500	9,379
2	Citigroup Inc.	3.980%	3/20/30	25,000	27,529
2	Citigroup Inc.	2.976%	11/5/30	34,198	34,861
2	Citigroup Inc.	2.666%	1/29/31	12,659	12,802
2	Citigroup Inc.	4.412%	3/31/31	30,000	34,446
6	Commonwealth Bank of Australia	3.350%	6/4/24	40,650	43,176
6	Commonwealth Bank of Australia	3.150%	9/19/27	26,935	28,651
6	Cooperatieve Rabobank UA	2.625%	7/22/24	20,260	20,553
7	Cooperatieve Rabobank UA	0.250%	10/30/26	4,400	4,698
	Credit Suisse AG	3.625%	9/9/24	67,150	71,957
	Credit Suisse AG	2.950%	4/9/25	28,350	29,677
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	5,000	5,320
2,6	Danske Bank A/S	3.244%	12/20/25	11,500	11,449
	Discover Bank	4.650%	9/13/28	11,600	12,311
	Discover Financial Services	4.500%	1/30/26	10,000	10,378
	Discover Financial Services	4.100%	2/9/27	10,000	10,007
	Fifth Third Bank	2.250%	2/1/27	20,000	20,025
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	27,583
	Goldman Sachs Group Inc.	3.500%	1/23/25	43,354	45,937
	Goldman Sachs Group Inc.	3.500%	4/1/25	15,000	15,960
	Goldman Sachs Group Inc.	3.750%	5/22/25	86,497	92,500
2	Goldman Sachs Group Inc.	3.272%	9/29/25	30,595	31,967
	Goldman Sachs Group Inc.	3.750%	2/25/26	25,000	27,094
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,500	25,373
2	Goldman Sachs Group Inc.	3.691%	6/5/28	41,551	44,246
2	Goldman Sachs Group Inc.	3.814%	4/23/29	1,250	1,354
2	Goldman Sachs Group Inc.	4.223%	5/1/29	16,231	17,956
	Goldman Sachs Group Inc.	2.600%	2/7/30	25,000	24,762
5,10	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.550%	2.414%	5/2/24	30,700	19,574
6	Grupo Aval Ltd.	4.375%	2/4/30	2,670	2,243
2	HSBC Holdings plc	3.803%	3/11/25	17,565	18,669
2	HSBC Holdings plc	2.633%	11/7/25	26,590	27,055
	HSBC Holdings plc	4.300%	3/8/26	25,950	28,749
	HSBC Holdings plc	3.900%	5/25/26	31,015	33,727
2	HSBC Holdings plc	4.292%	9/12/26	20,550	22,461
2	HSBC Holdings plc	4.041%	3/13/28	78,791	84,769
2	HSBC Holdings plc	4.583%	6/19/29	41,988	47,339
	HSBC Holdings plc	4.950%	3/31/30	27,320	32,286
2	HSBC Holdings plc	3.973%	5/22/30	30,000	32,664
5,10	HSBC Holdings plc, 3M Australian Bank
	Bill Rate + 1.100%	2.007%	2/16/24	28,200	17,881
	ING Groep NV	3.550%	4/9/24	5,000	5,261
	ING Groep NV	3.950%	3/29/27	25,850	28,190
	ING Groep NV	4.550%	10/2/28	4,500	5,076
	ING Groep NV	4.050%	4/9/29	28,500	31,510

6	Intesa Sanpaolo SPA	3.250%	9/23/24	3,250	3,205
6	Intesa Sanpaolo SPA	4.000%	9/23/29	21,725	21,214
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	26,379
	JPMorgan Chase & Co.	3.125%	1/23/25	16,865	17,859
2	JPMorgan Chase & Co.	3.220%	3/1/25	64,286	67,484
	JPMorgan Chase & Co.	3.900%	7/15/25	30,940	34,053
2	JPMorgan Chase & Co.	2.301%	10/15/25	11,500	11,787
2	JPMorgan Chase & Co.	2.005%	3/13/26	8,000	8,080
	JPMorgan Chase & Co.	3.300%	4/1/26	1,070	1,153
2	JPMorgan Chase & Co.	2.083%	4/22/26	19,850	20,031
	JPMorgan Chase & Co.	3.200%	6/15/26	56,576	60,357
2,7	JPMorgan Chase & Co.	1.090%	3/11/27	7,040	7,730
2	JPMorgan Chase & Co.	3.782%	2/1/28	25,000	27,258
2	JPMorgan Chase & Co.	3.540%	5/1/28	42,620	45,853
2	JPMorgan Chase & Co.	3.509%	1/23/29	42,408	45,976
2	JPMorgan Chase & Co.	4.005%	4/23/29	46,385	51,679
2	JPMorgan Chase & Co.	4.452%	12/5/29	20,000	23,132
2	JPMorgan Chase & Co.	2.739%	10/15/30	26,800	27,704
2	JPMorgan Chase & Co.	4.493%	3/24/31	12,100	14,354
2	JPMorgan Chase & Co.	2.522%	4/22/31	20,000	20,412
2	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	6,358
	KeyBank NA	3.300%	6/1/25	20,000	21,736
	KeyCorp	4.100%	4/30/28	15,000	16,250
10	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,545
	Lloyds Banking Group plc	4.450%	5/8/25	29,000	31,406
2	Lloyds Banking Group plc	2.438%	2/5/26	15,000	14,972
	Lloyds Banking Group plc	3.750%	1/11/27	69,575	73,683
	Lloyds Banking Group plc	4.375%	3/22/28	30,000	33,166
	Lloyds Banking Group plc	4.550%	8/16/28	24,000	26,739
2	Lloyds Banking Group plc	3.574%	11/7/28	10,873	11,360
5,10	Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 0.000%	1.953%	3/7/25	19,000	11,734
10	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	6,229
5,10	Macquarie Bank Ltd., 3M Australian Bank
	Bill Rate + 0.800%	1.720%	8/7/24	35,000	22,559
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	21,000	21,110
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	91,027	97,807
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	3,491	3,845
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	11,950
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,326
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	750	794
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	1,250	1,387
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	1,000	1,150
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,450	47,646
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	32,000	33,792
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	25,000	25,422
6	Mizuho Bank Ltd.	3.750%	4/16/24	5,340	5,663
6	Mizuho Bank Ltd.	3.600%	9/25/24	8,700	9,258
2	Mizuho Financial Group Inc.	2.555%	9/13/25	30,000	30,386
6	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,683
2	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,242
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,705
	Mizuho Financial Group Inc.	3.663%	2/28/27	750	803
	Mizuho Financial Group Inc.	3.170%	9/11/27	8,525	8,864
	Mizuho Financial Group Inc.	4.018%	3/5/28	5,750	6,365
2	Mizuho Financial Group Inc.	3.153%	7/16/30	21,600	22,581
2	Mizuho Financial Group Inc.	2.591%	5/25/31	15,330	15,285
	Morgan Stanley	3.875%	4/29/24	16,900	18,178

	Morgan Stanley	3.700%	10/23/24	15,525	16,682
2	Morgan Stanley	2.720%	7/22/25	34,060	34,996
	Morgan Stanley	4.000%	7/23/25	29,431	32,419
	Morgan Stanley	3.875%	1/27/26	85,427	93,846
2	Morgan Stanley	2.188%	4/28/26	10,335	10,441
	Morgan Stanley	3.125%	7/27/26	6,054	6,403
	Morgan Stanley	3.625%	1/20/27	69,180	75,298
9	Morgan Stanley	2.625%	3/9/27	3,700	4,794
2	Morgan Stanley	3.591%	7/22/28	47,785	51,663
2	Morgan Stanley	2.699%	1/22/31	74,699	76,094
2	Morgan Stanley	3.622%	4/1/31	32,000	35,137
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	9,696
	Northern Trust Corp.	1.950%	5/1/30	10,000	9,968
	PNC Bank NA	3.300%	10/30/24	24,634	26,538
	PNC Bank NA	2.950%	2/23/25	31,289	33,237
	PNC Bank NA	3.250%	6/1/25	61,052	65,569
	PNC Bank NA	3.100%	10/25/27	59,923	64,079
	PNC Bank NA	3.250%	1/22/28	28,335	30,316
	PNC Bank NA	2.700%	10/22/29	20,000	20,437
	PNC Financial Services Group Inc.	2.600%	7/23/26	32,481	33,835
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,500	16,829
	PNC Financial Services Group Inc.	3.450%	4/23/29	48,735	53,396
	Royal Bank of Canada	2.550%	7/16/24	62,798	64,807
	Royal Bank of Canada	2.250%	11/1/24	90,679	92,631
2	Royal Bank of Scotland Group plc	4.269%	3/22/25	19,983	21,160
2	Royal Bank of Scotland Group plc	4.892%	5/18/29	12,750	14,338
2	Royal Bank of Scotland Group plc	4.445%	5/8/30	7,000	7,730
	Santander Holdings USA Inc.	3.500%	6/7/24	35,000	35,071
	Santander Holdings USA Inc.	4.400%	7/13/27	6,222	6,305
	Santander UK plc	4.000%	3/13/24	26,360	28,164
	Santander UK plc	2.875%	6/18/24	19,750	20,325
7	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	2,000	2,066
	State Street Corp.	3.300%	12/16/24	41,435	45,201
	State Street Corp.	3.550%	8/18/25	34,128	37,920
2	State Street Corp.	2.354%	11/1/25	29,500	30,345
2,6	State Street Corp.	2.901%	3/30/26	6,320	6,698
	State Street Corp.	2.400%	1/24/30	27,000	27,873
2,6	State Street Corp.	3.152%	3/30/31	8,250	8,988
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	38,250	39,189
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	35,000	38,272
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	56,541	58,133
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,257
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	24,165	25,787
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	20,683
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,238
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,870	9,553
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,424
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	853
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	114,000	119,129
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	33,000	34,247
	Synchrony Financial	3.700%	8/4/26	19,720	18,338
	Toronto-Dominion Bank	2.650%	6/12/24	19,915	20,701
2	Toronto-Dominion Bank	3.625%	9/15/31	3,750	3,994
	Truist Bank	3.200%	4/1/24	102,525	109,192
	Truist Bank	2.150%	12/6/24	25,500	26,062
	Truist Bank	1.500%	3/10/25	21,000	20,807
	Truist Bank	3.625%	9/16/25	22,495	24,167
	Truist Bank	4.050%	11/3/25	35,000	39,592

	Truist Financial Corp.	2.500%	8/1/24	63,750	65,876
	Truist Financial Corp.	2.850%	10/26/24	5,000	5,225
	Truist Financial Corp.	4.000%	5/1/25	19,351	21,361
	Truist Financial Corp.	3.875%	3/19/29	10,000	10,600
6	UBS Group Funding Switzerland AG	4.125%	9/24/25	14,257	15,673
6	UBS Group Funding Switzerland AG	4.125%	4/15/26	8,500	9,282
6	UBS Group Funding Switzerland AG	4.253%	3/23/28	19,669	21,742
2	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,992
	US Bancorp	3.700%	1/30/24	44,265	47,898
	US Bancorp	3.375%	2/5/24	12,355	13,266
	US Bancorp	2.400%	7/30/24	43,200	44,750
	US Bancorp	3.600%	9/11/24	14,800	15,920
	US Bancorp	3.950%	11/17/25	19,550	21,925
	US Bancorp	3.100%	4/27/26	10,454	11,102
	US Bancorp	2.375%	7/22/26	36,525	38,024
	US Bancorp	3.150%	4/27/27	24,250	26,412
	US Bancorp	3.900%	4/26/28	2,250	2,602
	US Bancorp	3.000%	7/30/29	22,000	23,142
	US Bank NA	2.800%	1/27/25	14,400	15,301
§	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
§	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
§	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.300%	9/9/24	16,199	17,181
	Wells Fargo & Co.	3.000%	2/19/25	65,700	68,941
	Wells Fargo & Co.	3.550%	9/29/25	17,459	18,871
2	Wells Fargo & Co.	2.406%	10/30/25	34,450	34,967
2	Wells Fargo & Co.	2.164%	2/11/26	43,000	43,064
	Wells Fargo & Co.	3.000%	4/22/26	77,841	81,674
2	Wells Fargo & Co.	2.188%	4/30/26	14,700	14,751
	Wells Fargo & Co.	3.000%	10/23/26	48,860	51,139
2	Wells Fargo & Co.	3.196%	6/17/27	21,550	22,720
2	Wells Fargo & Co.	3.584%	5/22/28	29,500	31,615
	Wells Fargo & Co.	4.150%	1/24/29	13,949	15,754
2	Wells Fargo & Co.	2.879%	10/30/30	40,164	41,036
2	Wells Fargo & Co.	2.572%	2/11/31	24,900	24,806
9	Wells Fargo Bank NA	5.250%	8/1/23	6,500	8,981
	Westpac Banking Corp.	3.300%	2/26/24	42,800	45,506
	Westpac Banking Corp.	2.350%	2/19/25	33,000	33,926
	Westpac Banking Corp.	2.850%	5/13/26	23,795	25,000
	Westpac Banking Corp.	3.350%	3/8/27	63,790	69,559
7	Westpac Banking Corp.	1.125%	9/5/27	4,983	5,619
	Westpac Banking Corp.	2.650%	1/16/30	20,000	20,601
2	Westpac Banking Corp.	2.894%	2/4/30	21,325	20,938
2	Westpac Banking Corp.	4.322%	11/23/31	20,231	21,495
	Westpac Banking Corp.	4.110%	7/24/34	11,175	11,792
5,10	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	3.667%	3/10/26	2,600	1,688

	Brokerage (1.8%)
	Ameriprise Financial Inc.	3.700%	10/15/24	25,000	26,693
	Ameriprise Financial Inc.	3.000%	4/2/25	6,300	6,642
	Ameriprise Financial Inc.	2.875%	9/15/26	1,986	2,080
	BlackRock Inc.	3.200%	3/15/27	22,180	24,368
	BlackRock Inc.	3.250%	4/30/29	15,488	17,220
	BlackRock Inc.	2.400%	4/30/30	38,100	39,823

BlackRock Inc.	1.900%	1/28/31	6,950	6,930
7 Blackstone Property Partners Europe
Holdings Sarl	0.500%	9/12/23	2,300	2,423
7 Blackstone Property Partners Europe
Holdings Sarl	2.200%	7/24/25	6,100	6,654
Brookfield Asset Management Inc.	4.000%	1/15/25	20,000	21,365
Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,068
Brookfield Finance Inc.	3.900%	1/25/28	20,125	20,994
Brookfield Finance Inc.	4.850%	3/29/29	13,297	14,580
Brookfield Finance Inc.	4.350%	4/15/30	13,000	13,829
Charles Schwab Corp.	3.850%	5/21/25	51,027	57,511
Charles Schwab Corp.	3.200%	3/2/27	4,043	4,285
Charles Schwab Corp.	3.200%	1/25/28	24,899	26,450
Charles Schwab Corp.	4.000%	2/1/29	17,652	20,059
Charles Schwab Corp.	3.250%	5/22/29	23,859	25,633
Charles Schwab Corp.	4.625%	3/22/30	8,505	10,173
Intercontinental Exchange Inc.	3.750%	12/1/25	18,987	20,996
Intercontinental Exchange Inc.	3.750%	9/21/28	14,100	16,044
Invesco Finance plc	4.000%	1/30/24	21,300	22,379
Invesco Finance plc	3.750%	1/15/26	3,703	3,875
Lazard Group LLC	4.500%	9/19/28	31,671	33,357
Nomura Holdings Inc.	3.103%	1/16/30	28,600	28,624
Raymond James Financial Inc.	4.650%	4/1/30	10,000	11,253
Stifel Financial Corp.	4.250%	7/18/24	14,785	14,471
TD Ameritrade Holding Corp.	3.625%	4/1/25	46,330	49,950
TD Ameritrade Holding Corp.	3.300%	4/1/27	21,037	22,448

Finance Companies (0.2%)
Air Lease Corp.	3.750%	6/1/26	5,000	4,425
Air Lease Corp.	3.000%	2/1/30	11,500	9,171
6 Nuveen Finance LLC	4.125%	11/1/24	34,863	37,150
6 USAA Capital Corp.	2.125%	5/1/30	3,600	3,682

Insurance (2.7%)
Aetna Inc.	3.500%	11/15/24	10,000	10,682
Aflac Inc.	3.625%	11/15/24	16,800	18,403
Aflac Inc.	3.250%	3/17/25	5,995	6,453
Aflac Inc.	3.600%	4/1/30	4,500	5,024
Anthem Inc.	2.375%	1/15/25	16,760	17,209
Anthem Inc.	3.650%	12/1/27	10,000	10,910
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	18,150	18,563
Berkshire Hathaway Inc.	3.125%	3/15/26	30,418	33,426
7 Berkshire Hathaway Inc.	1.625%	3/16/35	2,200	2,601
6 Centene Corp.	4.750%	1/15/25	1,300	1,336
6 Centene Corp.	4.250%	12/15/27	2,595	2,718
Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	43,006
Chubb INA Holdings Inc.	3.150%	3/15/25	22,542	24,411
Chubb INA Holdings Inc.	3.350%	5/3/26	52,930	58,153
7 Chubb INA Holdings Inc.	0.875%	12/15/29	2,000	2,104
7 Chubb INA Holdings Inc.	2.500%	3/15/38	1,500	1,788
CNA Financial Corp.	3.450%	8/15/27	12,300	12,328
Enstar Group Ltd.	4.950%	6/1/29	20,580	20,873
9 Hastings Group Finance plc	3.000%	5/24/25	6,600	8,323
Humana Inc.	3.950%	3/15/27	7,300	7,829
Lincoln National Corp.	3.625%	12/12/26	12,463	13,210
Lincoln National Corp.	3.800%	3/1/28	6,276	6,488
Markel Corp.	3.350%	9/17/29	7,000	7,195
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	41,425	44,360

	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,636	32,603
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	40,641	47,281
6	Metropolitan Life Global Funding I	3.450%	12/18/26	12,520	13,778
2,6	Nippon Life Insurance Co.	3.400%	1/23/50	8,000	8,040
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,362
	Principal Financial Group Inc.	3.700%	5/15/29	21,200	23,416
	Progressive Corp.	2.450%	1/15/27	3,150	3,277
	Progressive Corp.	4.000%	3/1/29	1,070	1,240
	Progressive Corp.	3.200%	3/26/30	20,472	22,831
6	Protective Life Corp.	4.300%	9/30/28	22,900	24,294
2	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,516
2	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,606
	Prudential plc	3.125%	4/14/30	1,500	1,542
	UnitedHealth Group Inc.	2.375%	8/15/24	17,640	18,527
	UnitedHealth Group Inc.	3.750%	7/15/25	46,692	52,164
	UnitedHealth Group Inc.	3.100%	3/15/26	5,933	6,476
	UnitedHealth Group Inc.	3.450%	1/15/27	13,800	15,196
	UnitedHealth Group Inc.	3.375%	4/15/27	29,280	32,199
	UnitedHealth Group Inc.	2.950%	10/15/27	39,048	42,047
	UnitedHealth Group Inc.	3.850%	6/15/28	19,348	22,070
	UnitedHealth Group Inc.	3.875%	12/15/28	35,583	40,744
	UnitedHealth Group Inc.	2.875%	8/15/29	43,526	47,408
	Voya Financial Inc.	3.650%	6/15/26	750	784
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,680
2,7	XLIT Ltd.	3.250%	6/29/47	3,900	4,509

	Other Finance (0.0%)
9	Aroundtown SA	3.625%	4/10/31	1,200	1,491
7	Vonovia Finance BV	1.625%	10/7/39	2,000	2,074
2,7	Vonovia Finance BV	4.000%	12/29/49	1,700	1,893

	Real Estate Investment Trusts (3.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,940	26,626
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,125
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	15,000	15,055
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	20,797
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	6,752
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	12,830
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	19,728
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,338
	AvalonBay Communities Inc.	2.300%	3/1/30	30,000	29,833
	CubeSmart LP	4.375%	2/15/29	12,000	13,174
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,154
	Digital Realty Trust LP	3.700%	8/15/27	15,300	16,330
	Digital Realty Trust LP	3.600%	7/1/29	20,000	21,438
	Duke Realty LP	2.875%	11/15/29	5,000	5,161
	ERP Operating LP	3.375%	6/1/25	21,000	22,107
	ERP Operating LP	2.850%	11/1/26	8,211	8,573
	ERP Operating LP	3.500%	3/1/28	8,836	9,515
	ERP Operating LP	4.150%	12/1/28	27,655	31,197
	ERP Operating LP	3.000%	7/1/29	18,014	18,840
	ERP Operating LP	2.500%	2/15/30	12,570	12,698
	Essex Portfolio LP	3.000%	1/15/30	10,000	9,930
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,696
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,721
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,169
	Healthpeak Properties Inc.	4.200%	3/1/24	8,055	8,348
	Healthpeak Properties Inc.	3.400%	2/1/25	5,605	5,782

	Healthpeak Properties Inc.	4.000%	6/1/25	14,105	14,706
	Healthpeak Properties Inc.	3.500%	7/15/29	12,542	12,650
	Healthpeak Properties Inc.	3.000%	1/15/30	16,700	16,019
	Highwoods Realty LP	3.875%	3/1/27	19,500	19,985
	Kimco Realty Corp.	3.300%	2/1/25	19,940	19,875
	Kimco Realty Corp.	2.800%	10/1/26	7,148	6,820
6	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	1,620	1,158
	Mid-America Apartments LP	4.000%	11/15/25	7,620	7,919
	Mid-America Apartments LP	3.600%	6/1/27	6,000	6,343
	Mid-America Apartments LP	2.750%	3/15/30	20,000	19,494
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,156
	National Retail Properties Inc.	2.500%	4/15/30	10,000	8,833
	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,012
	Omega Healthcare Investors Inc.	5.250%	1/15/26	23,524	23,271
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,637	5,515
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,917
7	Prologis Euro Finance LLC	1.500%	9/10/49	2,900	2,958
	Prologis LP	2.125%	4/15/27	8,400	8,484
	Prologis LP	4.375%	2/1/29	15,000	17,411
	Prologis LP	2.250%	4/15/30	10,000	10,011
	Public Storage	3.094%	9/15/27	7,137	7,478
	Public Storage	3.385%	5/1/29	32,247	34,314
	Realty Income Corp.	3.875%	4/15/25	25,140	26,314
	Realty Income Corp.	4.125%	10/15/26	46,360	50,428
	Realty Income Corp.	3.650%	1/15/28	18,669	19,456
	Sabra Health Care LP	5.125%	8/15/26	41,187	39,648
	Sabra Health Care LP	3.900%	10/15/29	21,780	19,917
	Sabra Health Care LP / Sabra Capital
	Corp.	4.800%	6/1/24	18,600	18,239
	Simon Property Group LP	3.750%	2/1/24	28,466	28,757
	Simon Property Group LP	2.000%	9/13/24	35,800	33,922
	Simon Property Group LP	3.375%	10/1/24	4,000	3,966
	Simon Property Group LP	3.500%	9/1/25	12,997	13,079
	Simon Property Group LP	3.300%	1/15/26	9,920	9,798
	Simon Property Group LP	3.250%	11/30/26	24,545	23,854
	Simon Property Group LP	3.375%	6/15/27	16,390	15,762
	Simon Property Group LP	3.375%	12/1/27	23,164	22,615
	Simon Property Group LP	2.450%	9/13/29	23,700	21,294
	Ventas Realty LP	3.500%	2/1/25	4,920	4,932
	VEREIT Operating Partnership LP	3.100%	12/15/29	15,000	12,818
	Welltower Inc.	4.250%	4/15/28	2,540	2,625
	Welltower Inc.	3.100%	1/15/30	4,000	3,794
					9,727,394
Industrial (36.5%)
	Basic Industry (1.4%)
7	Air Liquide Finance SA	1.250%	6/3/25	9,600	11,098
6	Air Liquide Finance SA	2.500%	9/27/26	19,850	20,393
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,200	3,215
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,380	5,417
7,8	Air Products and Chemicals Inc.	0.500%	5/5/28	3,845	4,241
6,8	Arconic Corp.	6.000%	5/15/25	770	779
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	4,904
6	Chevron Phillips Chemical Co LLC /
	Chevron Phillips Chemical Co LP	3.400%	12/1/26	27,483	27,104
6	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,846	22,916

Dow Chemical Co.	4.550%	11/30/25	6,350	6,907
Dow Chemical Co.	3.625%	5/15/26	31,000	32,719
DuPont de Nemours Inc.	4.493%	11/15/25	25,610	28,180
Eastman Chemical Co.	3.800%	3/15/25	23,257	24,330
FMC Corp.	3.200%	10/1/26	14,475	14,982
6 Georgia-Pacific LLC	2.100%	4/30/27	25,000	24,978
6 Graphic Packaging International LLC	3.500%	3/15/28	1,412	1,348
LYB International Finance III LLC	2.875%	5/1/25	11,645	11,773
Newmont Corp.	2.800%	10/1/29	23,875	24,416
Newmont Corp.	2.250%	10/1/30	19,215	18,946
6 Novelis Corp.	4.750%	1/30/30	970	863
Nutrien Ltd.	3.375%	3/15/25	10,000	10,444
6 OCI NV	5.250%	11/1/24	2,650	2,637
Packaging Corp. of America	3.000%	12/15/29	15,000	15,628
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	6,720	7,262
Sherwin-Williams Co.	2.950%	8/15/29	19,000	19,825
Sherwin-Williams Co.	2.300%	5/15/30	14,140	14,001
Steel Dynamics Inc.	3.450%	4/15/30	9,200	8,832
6 Suzano Austria GmbH	7.000%	3/16/47	3,000	2,986
Vale Overseas Ltd.	6.250%	8/10/26	3,791	4,151
Vale Overseas Ltd.	6.875%	11/21/36	10,324	12,053
7 Vale SA	3.750%	1/10/23	10,030	11,030
WRKCo Inc.	4.650%	3/15/26	32,968	36,613
WRKCo Inc.	3.900%	6/1/28	9,821	10,522

Capital Goods (3.3%)
3M Co.	2.000%	2/14/25	17,765	18,462
3M Co.	2.250%	9/19/26	25,983	27,116
3M Co.	3.050%	4/15/30	5,000	5,434
7 Airbus Finance BV	1.375%	5/13/31	2,080	2,311
6 Airbus SE	3.150%	4/10/27	26,748	26,745
6 American Builders & Contractors Supply
Co. Inc.	5.875%	5/15/26	477	478
6 American Builders & Contractors Supply
Co. Inc.	4.000%	1/15/28	2,600	2,470
6 Ardagh Packaging Finance plc / Ardagh
Holdings USA Inc.	5.250%	4/30/25	1,839	1,883
Ball Corp.	5.000%	3/15/22	940	983
Ball Corp.	4.875%	3/15/26	3,445	3,703
6 Berry Global Inc.	4.875%	7/15/26	5,915	6,050
Boeing Co.	4.875%	5/1/25	41,050	41,050
Boeing Co.	5.040%	5/1/27	50,000	50,000
Boeing Co.	3.250%	3/1/28	1,131	1,005
Boeing Co.	5.150%	5/1/30	10,000	10,000
6 Bombardier Inc.	7.875%	4/15/27	1,720	1,118
6 Carrier Global Corp.	2.242%	2/15/25	32,220	32,068
6 Carrier Global Corp.	2.493%	2/15/27	28,480	27,253
6 Carrier Global Corp.	2.722%	2/15/30	15,000	13,988
Caterpillar Financial Services Corp.	3.300%	6/9/24	305	330
Caterpillar Financial Services Corp.	2.150%	11/8/24	20,000	20,703
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,000	2,095
Caterpillar Inc.	2.600%	9/19/29	8,000	8,382
6 Clean Harbors Inc.	4.875%	7/15/27	3,965	4,109
Embraer Netherlands Finance BV	5.050%	6/15/25	15,360	13,016
Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	3,483
Embraer Overseas Ltd.	5.696%	9/16/23	582	518
Embraer SA	5.150%	6/15/22	8,000	7,260
Emerson Electric Co.	1.800%	10/15/27	20,000	19,901

	General Dynamics Corp.	3.250%	4/1/25	8,080	8,803
	General Dynamics Corp.	3.500%	5/15/25	20,965	23,016
	General Dynamics Corp.	3.500%	4/1/27	11,500	12,719
	General Dynamics Corp.	2.625%	11/15/27	20,495	21,526
	General Dynamics Corp.	3.750%	5/15/28	20,745	23,531
	General Dynamics Corp.	3.625%	4/1/30	7,272	8,333
	General Electric Co.	3.450%	5/1/27	5,000	5,085
	Honeywell International Inc.	2.500%	11/1/26	24,936	26,605
	Honeywell International Inc.	2.700%	8/15/29	5,194	5,634
	Howmet Aerospace Inc.	6.875%	5/1/25	1,145	1,172
6	Huntington Ingalls Industries Inc.	3.844%	5/1/25	10,000	10,517
	Illinois Tool Works Inc.	2.650%	11/15/26	10,933	11,882
	John Deere Capital Corp.	2.250%	9/14/26	11,960	12,523
	John Deere Capital Corp.	1.750%	3/9/27	5,000	5,025
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,764
6	L3Harris Technologies Inc.	3.950%	5/28/24	8,682	9,269
	L3Harris Technologies Inc.	3.832%	4/27/25	4,775	5,170
6	L3Harris Technologies Inc.	3.850%	12/15/26	26,888	29,309
6	L3Harris Technologies Inc.	4.400%	6/15/28	14,410	16,228
	Lockheed Martin Corp.	2.900%	3/1/25	13,232	14,205
	Lockheed Martin Corp.	3.550%	1/15/26	65,444	72,930
6	Mueller Water Products Inc.	5.500%	6/15/26	4,123	4,205
	Northrop Grumman Corp.	3.250%	1/15/28	61,956	67,341
	Northrop Grumman Corp.	4.400%	5/1/30	21,200	25,314
6	Otis Worldwide Corp.	2.056%	4/5/25	5,000	5,084
6	Otis Worldwide Corp.	2.293%	4/5/27	23,720	23,928
6	Otis Worldwide Corp.	2.565%	2/15/30	10,000	9,994
	Parker-Hannifin Corp.	3.300%	11/21/24	10,060	10,625
	Raytheon Technologies Corp.	3.950%	8/16/25	11,532	12,958
	Raytheon Technologies Corp.	3.125%	5/4/27	75,965	82,550
	Raytheon Technologies Corp.	4.125%	11/16/28	3,000	3,481
	Republic Services Inc.	3.200%	3/15/25	4,150	4,438
6	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	5.125%	7/15/23	341	343
5,6	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	4.719%	7/15/21	2,972	2,946
	Rockwell Collins Inc.	3.200%	3/15/24	15,000	15,918
	Rockwell Collins Inc.	3.500%	3/15/27	28,654	30,548
6	Sealed Air Corp.	4.000%	12/1/27	1,775	1,748
6	Silgan Holdings Inc.	4.125%	2/1/28	3,097	3,043
	Stanley Black & Decker Inc.	3.400%	3/1/26	32,000	34,244
	Stanley Black & Decker Inc.	2.300%	3/15/30	39,400	39,479
6	TransDigm Inc.	8.000%	12/15/25	540	560
6	TransDigm Inc.	6.250%	3/15/26	6,370	6,227
6	TransDigm Inc.	5.500%	11/15/27	3,009	2,513
6	Trivium Packaging Finance BV	5.500%	8/15/26	910	933
6	Trivium Packaging Finance BV	8.500%	8/15/27	1,755	1,827
	United Rentals North America Inc.	4.625%	10/15/25	5,615	5,503
	United Rentals North America Inc.	6.500%	12/15/26	2,675	2,769
	United Rentals North America Inc.	3.875%	11/15/27	2,925	2,852

	Communication (4.4%)
	American Tower Corp.	2.400%	3/15/25	20,000	20,635
	American Tower Corp.	2.750%	1/15/27	22,800	23,633
	American Tower Corp.	3.550%	7/15/27	11,315	12,320
	American Tower Corp.	3.600%	1/15/28	10,000	10,865

AT&T Inc.	3.950%	1/15/25	10,000	10,804
AT&T Inc.	3.400%	5/15/25	25,299	26,821
AT&T Inc.	3.875%	1/15/26	7,380	8,008
AT&T Inc.	4.125%	2/17/26	59,586	65,247
AT&T Inc.	4.250%	3/1/27	19,000	21,000
6 CCO Holdings LLC / CCO Holdings
Capital Corp.	4.750%	3/1/30	6,140	6,263
6 CCO Holdings LLC / CCO Holdings
Capital Corp.	4.500%	8/15/30	975	982
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	20,779	22,536
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	5,000	5,536
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	2,000	2,343
Comcast Corp.	3.375%	2/15/25	24,621	26,833
Comcast Corp.	3.375%	8/15/25	84,848	92,985
Comcast Corp.	3.150%	3/1/26	54,557	59,362
Comcast Corp.	2.350%	1/15/27	53,826	56,045
Comcast Corp.	3.300%	2/1/27	2,000	2,187
Comcast Corp.	3.300%	4/1/27	10,000	10,909
Comcast Corp.	3.150%	2/15/28	36,045	39,285
Comcast Corp.	4.150%	10/15/28	61,025	71,261
Crown Castle International Corp.	4.450%	2/15/26	37,476	42,075
Crown Castle International Corp.	3.700%	6/15/26	47,952	52,025
Crown Castle International Corp.	3.300%	7/1/30	10,000	10,701
6 CSC Holdings LLC	5.375%	2/1/28	1,980	2,054
6 CSC Holdings LLC	6.500%	2/1/29	5,790	6,297
6 CSC Holdings LLC	5.750%	1/15/30	2,735	2,844
6 Deutsche Telekom International Finance
BV	4.375%	6/21/28	9,350	10,690
Discovery Communications LLC	3.450%	3/15/25	1,168	1,201
Discovery Communications LLC	3.950%	6/15/25	3,715	3,934
Discovery Communications LLC	4.900%	3/11/26	29,810	32,587
Fox Corp.	4.709%	1/25/29	43,885	51,100
Fox Corp.	3.500%	4/8/30	10,000	10,790
6 Front Range BidCo Inc.	4.000%	3/1/27	475	460
6 Front Range BidCo Inc.	6.125%	3/1/28	1,665	1,565
Lamar Media Corp.	5.750%	2/1/26	935	951
6 Lamar Media Corp.	3.750%	2/15/28	1,400	1,288
6 Lamar Media Corp.	4.000%	2/15/30	880	809
6 Level 3 Financing Inc.	3.400%	3/1/27	2,930	2,952
6 Level 3 Financing Inc.	4.625%	9/15/27	6,088	6,073
6 Netflix Inc.	3.625%	6/15/25	660	667
Netflix Inc.	4.875%	4/15/28	2,120	2,258
6 Netflix Inc.	4.875%	6/15/30	1,995	2,130
6 Nexstar Escrow Inc.	5.625%	7/15/27	5,225	4,964
7 Orange SA	0.500%	9/4/32	5,300	5,653
Qwest Corp.	7.250%	9/15/25	4,554	4,846
S&P Global Inc.	4.000%	6/15/25	6,905	7,717
S&P Global Inc.	4.400%	2/15/26	21,420	24,751
S&P Global Inc.	2.950%	1/22/27	10,649	11,210
6 Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,132
6 Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,851
6 Sky Ltd.	3.750%	9/16/24	20,000	21,929

	Sprint Corp.	7.125%	6/15/24	3,120	3,502
	Sprint Corp.	7.625%	2/15/25	1,825	2,103
	Sprint Corp.	7.625%	3/1/26	1,635	1,921
6	T-Mobile USA Inc.	3.500%	4/15/25	20,000	21,223
	T-Mobile USA Inc.	4.500%	2/1/26	4,320	4,428
6	T-Mobile USA Inc.	3.750%	4/15/27	50,000	53,618
6	T-Mobile USA Inc.	3.875%	4/15/30	5,000	5,467
	Telefonica Emisiones SAU	4.103%	3/8/27	9,470	10,214
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	2,000	2,173
6	Twitter Inc.	3.875%	12/15/27	3,563	3,545
	Verizon Communications Inc.	3.376%	2/15/25	39,600	43,269
10	Verizon Communications Inc.	4.050%	2/17/25	15,310	10,646
	Verizon Communications Inc.	4.125%	3/16/27	55,350	64,003
	Verizon Communications Inc.	3.000%	3/22/27	25,000	27,047
10	Verizon Communications Inc.	4.500%	8/17/27	3,500	2,497
	Verizon Communications Inc.	4.329%	9/21/28	20,328	23,957
	Verizon Communications Inc.	4.016%	12/3/29	10,000	11,746
7	Verizon Communications Inc.	2.875%	1/15/38	1,600	2,163
	ViacomCBS Inc.	3.875%	4/1/24	1,073	1,105
	ViacomCBS Inc.	4.750%	5/15/25	11,458	12,256
	Vodafone Group plc	4.125%	5/30/25	11,300	12,600
	Vodafone Group plc	4.375%	5/30/28	39,500	45,269
	Walt Disney Co.	1.750%	8/30/24	29,880	30,347
	Walt Disney Co.	3.350%	3/24/25	7,000	7,651
	Walt Disney Co.	3.700%	10/15/25	6,535	7,254
	Walt Disney Co.	3.000%	2/13/26	15,375	16,583
	Walt Disney Co.	3.375%	11/15/26	35,303	38,873
	Walt Disney Co.	2.000%	9/1/29	36,350	36,267

	Consumer Cyclical (4.3%)
6	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	1,800	1,805
6	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,470	2,384
6	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,661	4,539
6	Alimentation Couche-Tard Inc.	3.550%	7/26/27	26,728	27,129
6	Allison Transmission Inc.	5.000%	10/1/24	315	304
6	Allison Transmission Inc.	4.750%	10/1/27	5,165	4,791
	Amazon.com Inc.	3.150%	8/22/27	47,407	53,312
	American Honda Finance Corp.	2.900%	2/16/24	7,500	7,619
	American Honda Finance Corp.	2.150%	9/10/24	45,000	44,494
6	Asbury Automotive Group Inc.	4.500%	3/1/28	1,754	1,451
	AutoZone Inc.	3.625%	4/15/25	15,000	16,057
	AutoZone Inc.	3.750%	6/1/27	12,000	12,541
6	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	930	946
6	Carnival Corp.	11.500%	4/1/23	1,614	1,687
6	Churchill Downs Inc.	5.500%	4/1/27	2,240	2,139
6	Churchill Downs Inc.	4.750%	1/15/28	5,010	4,609
	Costco Wholesale Corp.	2.750%	5/18/24	17,620	18,910
	Costco Wholesale Corp.	3.000%	5/18/27	17,539	19,246
	Costco Wholesale Corp.	1.375%	6/20/27	18,000	18,074
	Costco Wholesale Corp.	1.600%	4/20/30	10,000	9,903
	Dollar General Corp.	4.125%	5/1/28	4,650	5,232
	Dollar General Corp.	3.500%	4/3/30	30,000	32,892
6	Eagle Intermediate Global Holding BV /
	Ruyi US Finance LLC	7.500%	5/1/25	1,652	956
6	Expedia Group Inc.	6.250%	5/1/25	2,916	2,971
6	Expedia Group Inc.	7.000%	5/1/25	765	781
7	FCE Bank plc	1.660%	2/11/21	7,200	7,623
	Ford Motor Co.	8.500%	4/21/23	2,035	2,017

Ford Motor Co.	5.291%	12/8/46	780	521
Ford Motor Credit Co. LLC	2.979%	8/3/22	980	899
Ford Motor Credit Co. LLC	3.087%	1/9/23	2,935	2,656
Ford Motor Credit Co. LLC	3.815%	11/2/27	1,020	798
General Motors Co.	5.000%	10/1/28	15,000	13,696
General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	14,460
General Motors Financial Co. Inc.	4.000%	1/15/25	5,000	4,676
General Motors Financial Co. Inc.	2.900%	2/26/25	25,000	22,625
General Motors Financial Co. Inc .	4.350%	4/9/25	25,750	24,474
General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	13,258
General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	9,055
General Motors Financial Co. Inc.	4.350%	1/17/27	10,000	9,092
Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,531	3,045
Harley-Davidson Inc.	3.500%	7/28/25	17,000	16,617
6 Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	470	471
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,420	2,384
6 Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	942	953
Home Depot Inc.	3.000%	4/1/26	5,000	5,496
Home Depot Inc.	2.125%	9/15/26	3,000	3,154
Home Depot Inc.	2.500%	4/15/27	22,000	23,212
Home Depot Inc.	2.800%	9/14/27	28,168	30,077
Home Depot Inc.	3.900%	12/6/28	26,250	30,444
Home Depot Inc.	2.950%	6/15/29	62,041	67,375
6 Hyundai Capital America	3.000%	2/10/27	13,600	12,080
6 Hyundai Capital America	6.375%	4/8/30	29,061	31,310
Lennar Corp.	4.750%	5/30/25	1,366	1,404
Lennar Corp.	5.250%	6/1/26	1,560	1,615
Lennar Corp.	4.750%	11/29/27	145	150
6 Levi Strauss & Co.	5.000%	5/1/25	935	935
6 Live Nation Entertainment Inc.	5.625%	3/15/26	545	474
6 Live Nation Entertainment Inc.	4.750%	10/15/27	2,615	2,216
Lowe's Cos. Inc.	3.125%	9/15/24	8,505	9,032
Lowe's Cos. Inc.	2.500%	4/15/26	5,067	5,273
Lowe's Cos. Inc.	3.100%	5/3/27	10,000	10,593
Marriott International Inc.	5.750%	5/1/25	6,385	6,608
Mastercard Inc.	3.375%	4/1/24	16,000	17,450
Mastercard Inc.	2.950%	11/21/26	18,315	20,055
Mastercard Inc.	3.300%	3/26/27	15,000	16,710
Mastercard Inc.	2.950%	6/1/29	19,000	20,831
6 Mattamy Group Corp.	4.625%	3/1/30	939	840
McDonald's Corp.	3.375%	5/26/25	12,455	13,569
McDonald's Corp.	1.450%	9/1/25	5,000	4,996
McDonald's Corp.	3.700%	1/30/26	15,000	16,648
McDonald's Corp.	2.625%	9/1/29	21,750	22,539
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-
Issuer Inc.	5.625%	5/1/24	3,815	3,867
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-
Issuer Inc.	4.500%	9/1/26	3,642	3,460
6 NCL Corp. Ltd.	3.625%	12/15/24	838	536
6 Nordstrom Inc.	8.750%	5/15/25	942	1,009
O'Reilly Automotive Inc.	3.600%	9/1/27	9,000	9,246
6 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	3,545	3,004
PulteGroup Inc.	5.500%	3/1/26	4,570	4,861
PulteGroup Inc.	5.000%	1/15/27	1,410	1,463
Target Corp.	2.250%	4/15/25	12,500	13,135

Target Corp.	2.500%	4/15/26	2,500	2,712
Target Corp.	3.375%	4/15/29	20,500	23,116
Target Corp.	2.350%	2/15/30	10,000	10,518
Target Corp.	2.650%	9/15/30	10,000	10,690
TJX Cos. Inc.	2.500%	5/15/23	13,400	13,755
TJX Cos. Inc.	3.500%	4/15/25	20,000	21,547
TJX Cos. Inc.	2.250%	9/15/26	43,575	44,145
Toyota Motor Credit Corp.	3.000%	4/1/25	7,000	7,427
Toyota Motor Credit Corp.	3.200%	1/11/27	2,000	2,149
Toyota Motor Credit Corp.	3.650%	1/8/29	33,745	37,477
6 Vail Resorts Inc.	6.250%	5/15/25	2,823	2,922
Visa Inc.	3.150%	12/14/25	120,737	133,253
Visa Inc.	1.900%	4/15/27	20,000	20,681
Visa Inc.	2.050%	4/15/30	20,000	20,500
6 Volkswagen Group of America Finance
LLC	3.200%	9/26/26	5,000	4,991
Walmart Inc.	2.350%	12/15/22	1,160	1,212
Walmart Inc.	3.400%	6/26/23	3,000	3,246
Walmart Inc.	3.550%	6/26/25	10,000	11,220
Walmart Inc.	3.050%	7/8/26	62,000	68,648
Walmart Inc.	3.700%	6/26/28	50,000	57,762
Walmart Inc.	3.250%	7/8/29	21,929	25,010

Consumer Noncyclical (10.4%)
Abbott Laboratories	2.950%	3/15/25	1,679	1,822
Abbott Laboratories	3.750%	11/30/26	16,142	18,641
6 AbbVie Inc.	2.150%	11/19/21	75,000	75,987
6 AbbVie Inc.	2.600%	11/21/24	62,000	64,527
6 AbbVie Inc.	2.950%	11/21/26	80,100	84,726
6 AbbVie Inc.	3.200%	11/21/29	36,720	39,162
Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,090
Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,428
6 Alcon Finance Corp.	2.750%	9/23/26	15,000	15,634
Allergan Funding SCS	3.800%	3/15/25	31,800	34,255
Altria Group Inc.	4.400%	2/14/26	19,150	21,289
Altria Group Inc.	2.625%	9/16/26	11,076	11,266
Altria Group Inc.	4.800%	2/14/29	21,785	24,374
AmerisourceBergen Corp.	3.450%	12/15/27	14,716	15,926
Amgen Inc.	2.200%	2/21/27	25,000	25,750
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	3.650%	2/1/26	40,000	43,652
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	30,171	32,727
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	35,000	38,980
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	42,062	46,581
Aramark Services Inc.	4.750%	6/1/26	1,140	1,089
6 Aramark Services Inc.	5.000%	2/1/28	2,610	2,512
Ascension Health	2.532%	11/15/29	2,500	2,599
AstraZeneca plc	3.375%	11/16/25	5,500	6,086
AstraZeneca plc	3.125%	6/12/27	20,075	21,852
BAT Capital Corp.	3.215%	9/6/26	15,000	15,424
BAT Capital Corp.	4.700%	4/2/27	25,000	27,457
6 BAT International Finance plc	3.950%	6/15/25	15,000	15,905
6 Bausch Health Cos Inc.	6.500%	3/15/22	1,625	1,658
6 Bausch Health Cos. Inc.	5.500%	11/1/25	970	994
6 Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,672
6 Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,810
6 Bausch Health Cos. Inc.	5.000%	1/30/28	995	955
Baxalta Inc.	4.000%	6/23/25	14,504	15,914

Becton Dickinson & Co.	3.700%	6/6/27	60,782	65,769
Biogen Inc.	4.050%	9/15/25	15,000	16,655
Biogen Inc.	2.250%	5/1/30	15,000	15,010
Boston Scientific Corp .	4.000%	3/1/29	10,000	11,207
6 Bristol-Myers Squibb Co.	3.625%	5/15/24	2,650	2,875
6 Bristol-Myers Squibb Co.	2.900%	7/26/24	85,000	90,573
6 Bristol-Myers Squibb Co.	3.875%	8/15/25	21,176	23,771
6 Bristol-Myers Squibb Co.	3.200%	6/15/26	82,924	91,425
6 Bristol-Myers Squibb Co.	3.450%	11/15/27	64,331	72,802
6 Bristol-Myers Squibb Co.	3.900%	2/20/28	22,000	25,291
6 Bristol-Myers Squibb Co.	3.400%	7/26/29	25,695	29,329
7 Carrefour SA	1.000%	5/17/27	8,500	9,419
CHRISTUS Health	4.341%	7/1/28	20,000	22,004
6 Cigna Corp.	3.000%	7/15/23	5,959	6,200
6 Cigna Corp.	3.500%	6/15/24	45,333	48,510
6 Cigna Corp.	4.500%	2/25/26	10,000	11,282
6 Cigna Corp.	3.400%	3/1/27	28,951	30,896
Cigna Corp.	2.400%	3/15/30	20,000	20,102
Coca-Cola Co.	2.550%	6/1/26	4,300	4,626
CommonSpirit Health	2.760%	10/1/24	16,415	16,124
Constellation Brands Inc.	3.500%	5/9/27	5,635	5,949
Constellation Brands Inc.	3.600%	2/15/28	12,590	13,362
Constellation Brands Inc.	4.650%	11/15/28	10,000	11,289
Constellation Brands Inc.	2.875%	5/1/30	7,000	7,095
CVS Health Corp.	2.625%	8/15/24	20,000	20,845
CVS Health Corp.	4.100%	3/25/25	49,900	55,063
CVS Health Corp.	2.875%	6/1/26	25,000	26,270
CVS Health Corp.	3.000%	8/15/26	39,700	42,051
CVS Health Corp.	3.625%	4/1/27	28,600	31,163
CVS Health Corp.	4.300%	3/25/28	77,460	86,792
7 Danaher Corp.	2.500%	3/30/30	4,660	5,814
DaVita Inc.	5.125%	7/15/24	3,980	4,040
DaVita Inc.	5.000%	5/1/25	1,015	1,028
DH Europe Finance II Sarl	2.200%	11/15/24	35,000	35,895
DH Europe Finance II Sarl	2.600%	11/15/29	7,000	7,337
Diageo Capital plc	3.875%	5/18/28	8,000	9,069
Dignity Health	3.812%	11/1/24	1,000	1,038
Eli Lilly & Co.	3.100%	5/15/27	2,000	2,201
Eli Lilly & Co.	3.375%	3/15/29	23,500	26,862
Encompass Health Corp.	4.500%	2/1/28	1,802	1,802
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,376
General Mills Inc.	2.875%	4/15/30	12,000	12,802
Gilead Sciences Inc.	3.500%	2/1/25	81,507	89,764
Gilead Sciences Inc.	3.650%	3/1/26	46,600	52,437
Gilead Sciences Inc.	2.950%	3/1/27	982	1,069
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	36,000	41,798
GlaxoSmithKline Capital plc	3.000%	6/1/24	55,000	59,021
GlaxoSmithKline Capital plc	3.375%	6/1/29	40,000	45,361
Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,153
HCA Inc.	5.375%	2/1/25	4,630	4,977
HCA Inc.	5.250%	4/15/25	7,000	7,805
HCA Inc.	5.250%	6/15/26	30,497	34,004
HCA Inc.	5.375%	9/1/26	1,405	1,521
HCA Inc.	4.500%	2/15/27	18,400	19,872
HCA Inc.	3.500%	9/1/30	1,625	1,558
Hershey Co.	2.050%	11/15/24	5,000	5,258
6 Hill-Rom Holdings Inc.	4.375%	9/15/27	3,510	3,589
Hormel Foods Corp.	4.125%	4/15/21	625	632

Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,673
Keurig Dr Pepper Inc.	3.200%	5/1/30	5,000	5,299
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,322
Kimberly-Clark Corp.	3.100%	3/26/30	28,000	31,011
6 Kraft Heinz Foods Co.	3.750%	4/1/30	1,625	1,649
Kroger Co.	3.500%	2/1/26	12,475	13,468
Kroger Co.	3.700%	8/1/27	13,225	14,767
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,000	5,294
Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	12,912
6 Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,336
6 Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,189
McCormick & Co. Inc.	2.500%	4/15/30	10,000	10,250
McKesson Corp.	2.850%	3/15/23	5,000	5,107
McKesson Corp.	3.950%	2/16/28	10,000	10,905
McKesson Corp.	4.750%	5/30/29	11,429	13,389
Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,707
Medtronic Inc.	3.500%	3/15/25	69,286	77,169
Merck & Co. Inc.	3.400%	3/7/29	40,000	46,214
Mercy Health	4.302%	7/1/28	12,500	14,433
Mondelez International Inc.	1.500%	5/4/25	15,000	14,920
Mondelez International Inc.	2.750%	4/13/30	25,000	26,399
Mylan Inc.	4.550%	4/15/28	5,000	5,462
7 Mylan NV	2.250%	11/22/24	6,000	6,701
Mylan NV	3.950%	6/15/26	10,000	10,573
6 Nestle Holdings Inc.	3.500%	9/24/25	15,555	17,188
6 Nestle Holdings Inc.	3.625%	9/24/28	11,819	13,592
Novartis Capital Corp.	1.750%	2/14/25	17,750	18,333
Novartis Capital Corp.	2.000%	2/14/27	18,750	19,811
Novartis Capital Corp.	3.100%	5/17/27	9,700	10,763
Novartis Capital Corp.	2.200%	8/14/30	25,320	26,763
PepsiCo Inc.	2.375%	10/6/26	2,500	2,677
PepsiCo Inc.	2.625%	3/19/27	7,500	8,082
PepsiCo Inc.	3.000%	10/15/27	2,500	2,749
6 Performance Food Group Inc.	5.500%	6/1/24	1,645	1,604
6 Performance Food Group Inc.	6.875%	5/1/25	765	776
6 Performance Food Group Inc.	5.500%	10/15/27	4,818	4,553
Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	6,161
Pfizer Inc.	3.400%	5/15/24	17,095	18,753
Pfizer Inc.	2.750%	6/3/26	5,000	5,458
Pfizer Inc.	3.000%	12/15/26	24,434	27,287
Pfizer Inc.	3.450%	3/15/29	46,103	53,102
Pfizer Inc.	2.625%	4/1/30	17,500	18,878
Philip Morris International Inc.	2.875%	5/1/24	10,000	10,501
Philip Morris International Inc.	1.500%	5/1/25	14,000	13,954
Philip Morris International Inc.	3.375%	8/11/25	10,000	10,962
Philip Morris International Inc.	2.750%	2/25/26	16,057	17,025
Philip Morris International Inc.	3.375%	8/15/29	18,460	20,228
Philip Morris International Inc.	2.100%	5/1/30	15,000	14,828
6 Post Holdings Inc.	5.750%	3/1/27	1,780	1,822
6 Post Holdings Inc.	4.625%	4/15/30	940	921
Procter & Gamble Co.	2.800%	3/25/27	20,000	21,973
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	7,500	7,894
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	5,000	5,099
Quest Diagnostics Inc.	3.500%	3/30/25	2,000	2,142
Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,370
6 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	64,745	66,770

6 Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	27,801	28,871
Reynolds American Inc.	4.450%	6/12/25	72,408	78,629
Shire Acquisitions Investments Ireland
DAC	3.200%	9/23/26	67,577	73,340
SSM Health Care Corp.	3.688%	6/1/23	24,865	25,902
Stanford Health Care	3.310%	8/15/30	17,000	18,782
Stryker Corp.	3.375%	5/15/24	5,000	5,418
Stryker Corp.	3.375%	11/1/25	15,000	16,567
Sysco Corp.	5.650%	4/1/25	3,300	3,700
Sysco Corp.	2.400%	2/15/30	4,000	3,638
6 Tenet Healthcare Corp.	4.625%	9/1/24	360	354
6 Tenet Healthcare Corp.	7.500%	4/1/25	270	290
6 Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,439
6 Tenet Healthcare Corp.	5.125%	11/1/27	2,685	2,638
Thermo Fisher Scientific Inc.	2.950%	9/19/26	5,000	5,430
Thermo Fisher Scientific Inc.	3.200%	8/15/27	15,870	17,317
Tyson Foods Inc.	4.000%	3/1/26	42,000	46,341
Tyson Foods Inc.	3.550%	6/2/27	4,400	4,761
Tyson Foods Inc.	4.350%	3/1/29	31,342	36,602
Unilever Capital Corp.	2.900%	5/5/27	7,000	7,589
Unilever Capital Corp.	2.125%	9/6/29	35,500	36,596
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	26,000	26,835

Energy (5.0%)
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	30,000	28,521
9 BG Energy Capital plc	5.125%	12/1/25	7,300	10,935
BP Capital Markets America Inc.	3.194%	4/6/25	30,000	31,336
BP Capital Markets America Inc.	3.796%	9/21/25	38,119	40,923
BP Capital Markets America Inc.	3.410%	2/11/26	42,800	45,341
BP Capital Markets America Inc.	3.119%	5/4/26	66,294	68,729
BP Capital Markets America Inc.	3.017%	1/16/27	25,959	26,382
BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,095
BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,384
BP Capital Markets plc	3.535%	11/4/24	17,085	18,158
BP Capital Markets plc	3.506%	3/17/25	5,125	5,422
BP Capital Markets plc	3.279%	9/19/27	47,038	48,602
BP Capital Markets plc	3.723%	11/28/28	7,905	8,436
7 BP Capital Markets plc	1.104%	11/15/34	4,300	4,180
Canadian Natural Resources Ltd.	3.800%	4/15/24	9,250	8,984
Cenovus Energy Inc.	3.000%	8/15/22	1,800	1,584
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	62,654	64,534
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	5,028	5,047
Chevron Corp.	3.326%	11/17/25	18,125	19,921
Chevron Corp.	2.954%	5/16/26	19,958	21,610
Cimarex Energy Co.	3.900%	5/15/27	7,460	6,602
Concho Resources Inc.	4.375%	1/15/25	13,000	12,870
ConocoPhillips Co.	4.950%	3/15/26	67,877	78,507
Devon Energy Corp.	5.850%	12/15/25	7,000	6,860
Diamondback Energy Inc.	3.250%	12/1/26	35,915	31,201
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,000	5,182
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	20,000	21,304
Enbridge Inc.	3.700%	7/15/27	2,000	2,013
Enbridge Inc.	3.125%	11/15/29	18,000	17,298
6 Endeavor Energy Resources LP / EER
Finance Inc.	5.750%	1/30/28	2,670	2,336
Energy Transfer Operating LP	4.050%	3/15/25	14,738	14,333
Energy Transfer Operating LP	2.900%	5/15/25	2,000	1,863

Energy Transfer Operating LP	4.750%	1/15/26	3,250	3,213
Energy Transfer Operating LP	4.200%	4/15/27	16,115	14,906
Energy Transfer Operating LP	5.500%	6/1/27	35,260	35,392
Energy Transfer Operating LP	3.750%	5/15/30	10,000	9,200
Energy Transfer Partners LP	4.950%	6/15/28	180	177
Enterprise Products Operating LLC	3.700%	2/15/26	7,970	8,487
Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,092
Enterprise Products Operating LLC	3.125%	7/31/29	10,000	10,018
Enterprise Products Operating LLC	2.800%	1/31/30	10,000	9,881
EOG Resources Inc.	3.150%	4/1/25	30,052	31,697
EOG Resources Inc.	4.150%	1/15/26	4,255	4,661
EQT Corp.	3.000%	10/1/22	2,690	2,515
Exxon Mobil Corp.	2.019%	8/16/24	40,000	40,940
Exxon Mobil Corp.	2.709%	3/6/25	7,598	7,968
Exxon Mobil Corp.	2.992%	3/19/25	23,865	25,461
Exxon Mobil Corp.	2.275%	8/16/26	70,000	71,916
Exxon Mobil Corp.	2.440%	8/16/29	5,000	5,126
Exxon Mobil Corp.	2.610%	10/15/30	40,000	41,476
Kinder Morgan Inc.	4.300%	3/1/28	9,840	10,391
Marathon Oil Corp.	3.850%	6/1/25	9,000	7,785
Marathon Petroleum Corp.	4.700%	5/1/25	47,015	47,250
Marathon Petroleum Corp.	5.125%	12/15/26	35,000	35,700
6 MEG Energy Corp.	6.500%	1/15/25	1,591	1,281
6 MPLX LP	4.250%	12/1/27	13,500	12,977
Newfield Exploration Co.	5.625%	7/1/24	9,340	6,585
Noble Energy Inc.	3.850%	1/15/28	6,735	5,388
Occidental Petroleum Corp.	2.600%	8/13/21	1,900	1,777
Occidental Petroleum Corp.	2.700%	8/15/22	2,080	1,810
ONEOK Inc.	2.200%	9/15/25	3,000	2,584
ONEOK Inc.	3.400%	9/1/29	10,000	8,350
Phillips 66	3.850%	4/9/25	8,000	8,373
Phillips 66 Partners LP	3.605%	2/15/25	7,605	7,411
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	13,490	12,411
Sabine Pass Liquefaction LLC	5.875%	6/30/26	48,185	51,317
Shell International Finance BV	3.250%	5/11/25	85,903	91,807
Shell International Finance BV	2.875%	5/10/26	58,596	61,460
Shell International Finance BV	2.500%	9/12/26	2,000	2,057
Shell International Finance BV	2.375%	11/7/29	60,730	60,960
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,015
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	12,778
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,196
Total Capital International SA	2.434%	1/10/25	32,220	33,046
Total Capital International SA	3.455%	2/19/29	16,349	17,566
7 Total Capital International SA	1.375%	10/4/29	5,200	5,991
Total Capital International SA	2.829%	1/10/30	25,510	26,398
Total Capital SA	3.883%	10/11/28	16,600	18,405
TransCanada PipeLines Ltd.	4.875%	1/15/26	34,418	37,640
Valero Energy Corp.	2.850%	4/15/25	14,470	14,365
Valero Energy Corp.	4.350%	6/1/28	7,960	8,125
Western Midstream Operating LP	4.050%	2/1/30	7,585	6,921
Williams Cos. Inc.	3.900%	1/15/25	5,116	5,199
Williams Cos. Inc.	3.750%	6/15/27	8,500	8,500
WPX Energy Inc.	4.500%	1/15/30	1,878	1,535

Other Industrial (0.0%)
CBRE Services Inc.	4.875%	3/1/26	10,000	10,650

Technology (6.5%)
Adobe Inc.	1.900%	2/1/25	10,000	10,397
Adobe Inc.	2.150%	2/1/27	46,645	49,002
Apple Inc.	3.000%	2/9/24	32,300	34,672
Apple Inc.	3.450%	5/6/24	30,000	33,013
Apple Inc.	2.850%	5/11/24	9,150	9,801
Apple Inc.	2.750%	1/13/25	68,358	73,800
Apple Inc.	2.500%	2/9/25	27,342	29,247
Apple Inc.	3.200%	5/13/25	6,570	7,273
Apple Inc.	3.250%	2/23/26	88,151	97,839
Apple Inc.	2.450%	8/4/26	69,739	74,812
Apple Inc.	2.050%	9/11/26	70,000	73,651
Apple Inc.	3.350%	2/9/27	41,175	46,144
Apple Inc.	3.200%	5/11/27	56,086	62,459
Apple Inc.	2.900%	9/12/27	81,037	89,039
Apple Inc.	3.000%	11/13/27	15,000	16,607
Applied Materials Inc.	3.300%	4/1/27	34,321	37,850
Autodesk Inc.	3.500%	6/15/27	9,000	9,975
Autodesk Inc.	2.850%	1/15/30	15,000	15,700
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	19,450	20,119
6 Broadcom Inc.	3.625%	10/15/24	57,090	60,191
6 Broadcom Inc.	4.250%	4/15/26	9,320	9,976
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	940	949
CDW LLC / CDW Finance Corp.	5.000%	9/1/25	810	830
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	3,838	3,828
Cisco Systems Inc.	2.500%	9/20/26	31,004	33,652
6 CommScope Finance LLC	5.500%	3/1/24	350	350
6 CommScope Finance LLC	8.250%	3/1/27	2,130	2,045
6 CommScope Inc.	6.000%	3/1/26	1,865	1,865
6 Dell International LLC / EMC Corp.	4.000%	7/15/24	10,000	10,148
Equifax Inc.	2.600%	12/15/25	10,000	10,102
7 Fidelity National Information Services Inc.	1.000%	12/3/28	3,900	4,223
Fiserv Inc.	3.200%	7/1/26	92,520	99,100
Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,990	21,711
Intel Corp.	3.400%	3/25/25	13,000	14,346
Intel Corp.	3.700%	7/29/25	31,950	35,895
Intel Corp.	2.600%	5/19/26	30,385	32,549
Intel Corp.	3.750%	3/25/27	5,340	6,083
Intel Corp.	2.450%	11/15/29	28,650	30,452
Intel Corp.	3.900%	3/25/30	1,000	1,181
International Business Machines Corp.	3.625%	2/12/24	37,000	40,319
International Business Machines Corp.	3.300%	5/15/26	116,700	128,735
International Business Machines Corp.	3.500%	5/15/29	35,740	40,401
Juniper Networks Inc.	4.350%	6/15/25	5,000	5,252
Juniper Networks Inc.	3.750%	8/15/29	28,594	30,121
Microsoft Corp.	2.700%	2/12/25	82,658	89,648
Microsoft Corp.	3.125%	11/3/25	41,685	46,487
Microsoft Corp.	2.400%	8/8/26	110,207	118,759
Microsoft Corp.	3.300%	2/6/27	34,771	39,282
6 NCR Corp.	8.125%	4/15/25	470	497
NVIDIA Corp.	2.850%	4/1/30	5,000	5,418
6 NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	20,164
Oracle Corp.	3.400%	7/8/24	22,400	24,248
Oracle Corp.	2.950%	11/15/24	44,875	48,049

	Oracle Corp.	2.500%	4/1/25	20,040	21,141
	Oracle Corp.	2.950%	5/15/25	39,591	42,485
	Oracle Corp.	2.650%	7/15/26	35,985	38,229
6	Qorvo Inc.	4.375%	10/15/29	3,120	3,104
	QUALCOMM Inc.	3.250%	5/20/27	68,803	74,730
6	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,479
6	SS&C Technologies Inc.	5.500%	9/30/27	2,498	2,573
	Texas Instruments Inc.	1.375%	3/12/25	10,595	10,713
	Texas Instruments Inc.	1.750%	5/4/30	10,755	10,707
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	9,128
	Tyco Electronics Group SA	3.700%	2/15/26	25,263	26,937
	Tyco Electronics Group SA	3.125%	8/15/27	28,779	29,881
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	17,529
	Verisk Analytics Inc.	4.125%	3/15/29	21,690	23,635
	Western Digital Corp.	4.750%	2/15/26	4,065	4,146

	Transportation (1.2%)
6	Air Canada	7.750%	4/15/21	2,646	2,600
10	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	23,420
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	25,252	27,506
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,380	1,471
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,321
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,850	13,279
	Canadian National Railway Co.	2.750%	3/1/26	10,950	11,552
	Canadian Pacific Railway Co.	2.900%	2/1/25	8,058	8,364
6	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,439	1,335
	CSX Corp.	3.350%	11/1/25	7,161	7,928
	CSX Corp.	2.600%	11/1/26	9,940	10,452
	CSX Corp.	3.250%	6/1/27	42,612	45,745
2	Delta Air Lines 2020-1 Class AA Pass
	Through Trust	2.000%	6/10/28	10,000	8,900
	Delta Air Lines Inc.	2.900%	10/28/24	22,020	17,286
6	Delta Air Lines Inc.	7.000%	5/1/25	6,575	6,756
6	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,153
6	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,178
2,7	Heathrow Funding Ltd.	1.875%	5/23/24	6,400	7,017
	Norfolk Southern Corp.	3.650%	8/1/25	4,770	5,223
	Norfolk Southern Corp.	2.900%	6/15/26	10,400	11,016
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	11,186
	Southwest Airlines Co.	5.250%	5/4/25	3,460	3,456
	Southwest Airlines Co.	3.000%	11/15/26	7,000	6,414
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,275
	Southwest Airlines Co.	3.450%	11/16/27	3,800	3,482
	Southwest Airlines Co.	2.625%	2/10/30	7,200	5,888
	Union Pacific Corp.	3.250%	1/15/25	1,465	1,567
	Union Pacific Corp.	3.250%	8/15/25	7,102	7,664
	Union Pacific Corp.	2.750%	3/1/26	9,017	9,557
	Union Pacific Corp.	2.150%	2/5/27	37,500	38,466
	Union Pacific Corp.	3.700%	3/1/29	4,750	5,334
	United Parcel Service Inc.	2.200%	9/1/24	25,000	25,922
	United Parcel Service Inc.	2.800%	11/15/24	4,450	4,729
	United Parcel Service Inc.	3.050%	11/15/27	30,185	32,811
					11,881,187
Utilities (5.0%)
	Electric (4.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	16,300	17,643
	Ameren Corp.	3.500%	1/15/31	20,000	22,160

	Ameren Illinois Co.	3.250%	3/1/25	11,680	12,572
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,005
	Arizona Public Service Co.	2.600%	8/15/29	8,530	8,849
5,10	Ausgrid Finance Pty Ltd., 3M Australian
	Bank Bill Rate + 1.220%	1.318%	10/30/24	9,160	5,842
6	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,000	19,120
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	17,415
6	Berkshire Hathaway Energy Co.	3.700%	7/15/30	20,000	22,798
6	Calpine Corp.	4.500%	2/15/28	3,780	3,657
6	Calpine Corp.	5.125%	3/15/28	3,360	3,276
6	Clearway Energy Operating LLC	4.750%	3/15/28	1,725	1,755
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,133
	Commonwealth Edison Co.	2.550%	6/15/26	2,955	3,120
	Commonwealth Edison Co.	2.950%	8/15/27	2,000	2,145
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	3,019
	Connecticut Light & Power Co.	3.200%	3/15/27	15,760	17,059
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	11,054
	Dominion Energy Inc.	3.300%	3/15/25	3,410	3,623
	Dominion Energy Inc.	3.375%	4/1/30	5,600	6,093
	DTE Electric Co.	3.375%	3/1/25	448	485
	DTE Electric Co.	2.250%	3/1/30	21,960	22,741
	DTE Electric Co.	2.625%	3/1/31	23,276	25,223
	DTE Energy Co.	3.800%	3/15/27	17,355	18,429
	Duke Energy Carolinas LLC	2.950%	12/1/26	25,020	27,334
	Duke Energy Carolinas LLC	3.950%	11/15/28	13,339	15,614
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	12,022
	Duke Energy Carolinas LLC	2.450%	2/1/30	22,090	23,546
	Duke Energy Corp.	3.150%	8/15/27	7,485	7,984
	Duke Energy Florida LLC	3.200%	1/15/27	12,403	13,454
	Duke Energy Florida LLC	3.800%	7/15/28	29,164	33,301
	Duke Energy Florida LLC	2.500%	12/1/29	34,825	37,064
	Duke Energy Progress LLC	3.250%	8/15/25	860	941
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,595
	Duke Energy Progress LLC	3.450%	3/15/29	2,221	2,507
7	E.ON SE	0.625%	11/7/31	3,100	3,341
	Edison International	5.750%	6/15/27	4,000	4,536
	Edison International	4.125%	3/15/28	2,000	2,091
	Entergy Arkansas Inc.	3.700%	6/1/24	9,708	10,539
	Entergy Arkansas Inc.	3.500%	4/1/26	24,414	26,667
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,880	26,826
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,999
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	18,645
	Entergy Louisiana LLC	3.120%	9/1/27	26,632	28,568
	Exelon Corp.	3.950%	6/15/25	23,652	26,114
	Exelon Corp.	3.400%	4/15/26	845	905
	Exelon Corp.	4.050%	4/15/30	20,275	23,137
6	FirstEnergy Transmission LLC	4.350%	1/15/25	35,860	39,366
	Florida Power & Light Co.	2.850%	4/1/25	8,530	9,242
	Georgia Power Co.	2.200%	9/15/24	25,000	24,128
	ITC Holdings Corp.	3.250%	6/30/26	9,700	10,277
	ITC Holdings Corp.	3.350%	11/15/27	18,745	19,962
6	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,984	11,023
	MidAmerican Energy Co.	3.100%	5/1/27	4,181	4,536
	MidAmerican Energy Co.	3.650%	4/15/29	4,315	5,011
	National Rural Utilities Cooperative
	Finance Corp.	2.950%	2/7/24	1,200	1,277
	National Rural Utilities Cooperative
	Finance Corp.	2.850%	1/27/25	697	753

National Rural Utilities Cooperative
Finance Corp.	3.050%	4/25/27	2,000	2,118
National Rural Utilities Cooperative
Finance Corp.	3.400%	2/7/28	7,000	7,636
National Rural Utilities Cooperative
Finance Corp.	3.700%	3/15/29	37,336	41,962
National Rural Utilities Cooperative
Finance Corp.	2.400%	3/15/30	17,420	17,974
Nevada Power Co.	2.400%	5/1/30	11,640	12,208
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	37,108	39,294
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	37,100	39,507
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,926	2,129
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,275	8,270
NRG Energy Inc.	7.250%	5/15/26	1,810	1,946
NSTAR Electric Co.	3.250%	11/15/25	10,000	10,749
NSTAR Electric Co.	3.200%	5/15/27	50,840	55,935
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,500	2,687
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	45,200	51,834
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	23,980
PacifiCorp	3.600%	4/1/24	14,000	15,123
PacifiCorp	3.350%	7/1/25	17,720	19,095
PacifiCorp	3.500%	6/15/29	19,585	22,237
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,344
Potomac Electric Power Co.	3.600%	3/15/24	15,690	16,939
Public Service Electric & Gas Co.	3.000%	5/15/25	9,615	10,359
Public Service Electric & Gas Co.	3.000%	5/15/27	4,700	5,064
Public Service Electric & Gas Co.	3.700%	5/1/28	1,725	1,959
Public Service Electric & Gas Co.	3.200%	5/15/29	31,500	35,264
Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,978
Puget Energy Inc.	3.650%	5/15/25	13,665	13,618
Southern California Edison Co.	3.700%	8/1/25	13,871	15,097
Southern California Edison Co.	4.200%	3/1/29	9,000	10,091
Southwestern Electric Power Co.	4.100%	9/15/28	25,000	27,927
Southwestern Public Service Co.	3.300%	6/15/24	41,070	43,640
6 Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	12,142
Union Electric Co.	2.950%	6/15/27	12,861	13,744
Union Electric Co.	2.950%	3/15/30	15,000	16,464
Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,476
Virginia Electric & Power Co.	3.100%	5/15/25	8,885	9,570
Virginia Electric & Power Co.	3.150%	1/15/26	12,295	13,456
Virginia Electric & Power Co.	2.950%	11/15/26	56,752	61,122
Virginia Electric & Power Co.	3.500%	3/15/27	16,267	17,921
6 Vistra Operations Co. LLC	5.500%	9/1/26	939	965
6 Vistra Operations Co. LLC	5.625%	2/15/27	939	974
6 Vistra Operations Co. LLC	5.000%	7/31/27	3,960	4,029
Westar Energy Inc.	2.550%	7/1/26	16,615	17,448
Westar Energy Inc.	3.100%	4/1/27	5,800	6,215

Natural Gas (0.3%)
Atmos Energy Corp.	3.000%	6/15/27	9,165	9,840
6 Engie SA	2.875%	10/10/22	3,480	3,559
7 Engie SA	1.375%	6/22/28	7,700	8,918
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	15,000	16,371
Sempra Energy	3.250%	6/15/27	6,360	6,658
Sempra Energy	3.400%	2/1/28	15,912	16,738
Southern California Gas Co.	2.600%	6/15/26	19,630	20,749
Southern California Gas Co.	2.550%	2/1/30	5,790	6,122

	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,229

	Other Utility (0.1%)
10	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	21,386
					1,605,581
Total Corporate Bonds (Cost $22,220,046)					23,214,162
Sovereign Bonds (7.0%)
6	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	9,450	10,367
6	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	4,000
6	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	1,329	1,236
6	Banque Ouest Africaine de
	Developpement	4.700%	10/22/31	4,150	3,735
6	Bermuda	4.138%	1/3/23	10,964	11,068
6	Bermuda	4.854%	2/6/24	3,517	3,651
	Bermuda	4.854%	2/6/24	8,791	9,187
2	Bermuda	4.750%	2/15/29	12,860	13,449
6	CDP Financial Inc.	3.150%	7/24/24	8,000	8,696
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,618
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,105	2,230
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	35,711	38,238
6	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,033
	Corp Nacional del Cobre de Chile	4.500%	9/16/25	1,808	1,925
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	10,100	10,522
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,476
6,11	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,162
6	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,798
2	Dominican Republic	6.850%	1/27/45	3,250	2,633
6	Dominican Republic	5.875%	1/30/60	18,225	14,348
	Ecopetrol SA	4.125%	1/16/25	2,000	1,893
	Ecopetrol SA	6.875%	4/29/30	14,565	15,020
6	Electricite de France SA	4.500%	9/21/28	5,000	5,728
6	Emirate of Abu Dhabi	2.125%	9/30/24	91,000	92,057
6	Emirate of Abu Dhabi	2.500%	4/16/25	30,200	31,082
6	Emirate of Abu Dhabi	3.125%	4/16/30	24,000	25,439
6	Emirate of Abu Dhabi	3.125%	9/30/49	21,875	20,875
	Emirate of Abu Dhabi	3.125%	9/30/49	8,615	8,284
6	Emirate of Abu Dhabi	3.875%	4/16/50	4,500	4,759
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	13,961
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,257	2,175
2	Empresa Nacional del Petroleo	5.250%	11/6/29	49,663	51,952
	Equinor ASA	3.150%	1/23/22	3,000	3,079
	Equinor ASA	2.450%	1/17/23	3,000	3,080
	Equinor ASA	3.950%	5/15/43	3,191	3,532
	Export-Import Bank of India	3.875%	3/12/24	3,900	3,961
	Export-Import Bank of India	3.375%	8/5/26	3,000	2,934
6	Export-Import Bank of India	3.875%	2/1/28	9,675	9,504
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,082
	Export-Import Bank of Korea	3.000%	11/1/22	38,308	39,835
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,064
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	2,650	2,812
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	9,000	9,678
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,026
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,185
6	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	5,576
6	Kingdom of Saudi Arabia	2.375%	10/26/21	785	793

	Kingdom of Saudi Arabia	2.375%	10/26/21	131,077	132,427
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,500	14,387
	Kingdom of Saudi Arabia	3.250%	10/26/26	18,000	18,550
	Kingdom of Saudi Arabia	4.375%	4/16/29	3,150	3,510
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,889
12	KSA Sukuk Ltd.	3.628%	4/20/27	34,280	35,963
	North American Development Bank	2.400%	10/26/22	1,300	1,350
	NTPC Ltd.	4.250%	2/26/26	6,250	6,143
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	6,036
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	7,337
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	11,900	12,721
2	Oriental Republic of Uruguay	5.100%	6/18/50	2,870	3,265
6,7	Perusahaan Listrik Negara PT	1.875%	11/5/31	13,940	13,042
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	17,330	18,132
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	28,550	30,334
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	28,300	29,573
	Petrobras Global Finance BV	5.299%	1/27/25	15,700	15,268
	Petrobras Global Finance BV	5.750%	2/1/29	3,400	3,239
6	Petronas Capital Ltd.	3.500%	4/21/30	14,625	15,356
6	Petronas Capital Ltd.	4.550%	4/21/50	17,200	18,748
6	Petronas Capital Ltd.	4.800%	4/21/60	2,500	2,890
2	Republic of Colombia	4.500%	1/28/26	70,577	72,280
2	Republic of Colombia	3.875%	4/25/27	6,810	6,715
	Republic of Colombia	10.375%	1/28/33	33,975	48,393
	Republic of Croatia	6.375%	3/24/21	7,250	7,463
7	Republic of Croatia	3.000%	3/20/27	12,582	14,730
7	Republic of Croatia	1.125%	6/19/29	22,630	22,990
	Republic of Guatemala	4.500%	5/3/26	10,000	9,931
2	Republic of Guatemala	4.900%	6/1/30	4,140	4,120
2,6	Republic of Guatemala	5.375%	4/24/32	5,050	5,138
	Republic of Honduras	6.250%	1/19/27	8,637	8,097
	Republic of Hungary	6.375%	3/29/21	13,614	14,141
	Republic of Hungary	5.375%	2/21/23	28,500	30,780
	Republic of Hungary	5.750%	11/22/23	22,242	24,744
7	Republic of Hungary	1.125%	4/28/26	16,000	17,223
6	Republic of Indonesia	3.700%	1/8/22	3,124	3,171
	Republic of Indonesia	3.750%	4/25/22	88,508	90,061
	Republic of Indonesia	5.375%	10/17/23	6,400	6,892
	Republic of Indonesia	4.750%	1/8/26	34,635	37,407
	Republic of Indonesia	4.350%	1/8/27	20,000	21,237
	Republic of Indonesia	3.500%	1/11/28	3,767	3,800
	Republic of Indonesia	4.100%	4/24/28	735	772
	Republic of Indonesia	4.450%	4/15/70	17,520	17,565
6	Republic of Lithuania	6.125%	3/9/21	7,400	7,687
	Republic of Lithuania	6.125%	3/9/21	42,564	44,174
	Republic of Lithuania	6.625%	2/1/22	12,000	13,027
2	Republic of Panama	4.000%	9/22/24	4,850	5,080
2	Republic of Panama	3.750%	3/16/25	15,967	16,646
	Republic of Panama	7.125%	1/29/26	24,196	28,854
	Republic of Panama	8.875%	9/30/27	1,350	1,806
	Republic of Panama	8.125%	4/28/34	9,236	12,769
2	Republic of Panama	4.500%	4/1/56	5,596	6,311
2,6	Republic of Paraguay	4.950%	4/28/31	14,450	14,594
	Republic of Paraguay	5.600%	3/13/48	8,250	8,621
2,6	Republic of Paraguay	5.400%	3/30/50	14,450	14,956

2	Republic of Paraguay	5.400%	3/30/50	1,700	1,743
	Republic of Peru	7.350%	7/21/25	300	375
2	Republic of Peru	2.392%	1/23/26	14,850	14,940
	Republic of Poland	5.125%	4/21/21	10,505	10,886
	Republic of Romania	4.375%	8/22/23	1,000	1,037
7	Republic of Romania	2.124%	7/16/31	8,330	7,896
6,7	Republic of Romania	2.000%	1/28/32	11,460	10,595
6,7	Republic of Romania	3.375%	1/28/50	14,541	13,523
	Republic of Serbia	7.250%	9/28/21	6,531	6,840
	Republic of Slovenia	5.500%	10/26/22	36,554	39,841
	Republic of South Africa	5.875%	9/16/25	21,437	21,356
	Republic of South Africa	4.850%	9/27/27	8,520	7,668
13	Republic of South Africa	7.000%	2/28/31	653,700	27,015
	Republic of the Philippines	4.200%	1/21/24	5,508	5,894
	Republic of the Philippines	7.750%	1/14/31	1,400	2,056
	Republic of Trinidad & Tobago	4.500%	8/4/26	9,246	8,604
	Republic of Turkey	5.250%	3/13/30	5,150	4,273
	Republic of Turkey	5.750%	5/11/47	3,950	2,997
	Russian Federation	4.750%	5/27/26	17,400	19,275
6	SABIC Capital II BV	4.000%	10/10/23	15,288	15,608
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,328
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,570
	Sinopec Group Overseas Development
	2016 Ltd.	3.500%	5/3/26	5,000	5,337
6	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	12,500	13,424
	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	13,770	14,809
	Sinopec Group Overseas Development
	2017 Ltd.	3.250%	9/13/27	51,800	54,570
6	Sinopec Group Overseas Development
	2018 Ltd.	2.950%	11/12/29	1,349	1,387
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	10,340
	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,037
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,339
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,521
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	16,000	17,317
	State of Israel	3.150%	6/30/23	2,000	2,101
	State of Israel	2.750%	7/3/30	11,719	12,246
	State of Israel	3.375%	1/15/50	12,200	12,376
	State of Israel	4.500%	4/3/20	11,895	13,907
	State of Kuwait	3.500%	3/20/27	5,000	5,477
	State of Qatar	2.375%	6/2/21	775	783
	State of Qatar	3.875%	4/23/23	32,000	33,903
	State of Qatar	3.375%	3/14/24	30,758	32,443
	State of Qatar	4.500%	4/23/28	3,484	3,972
	State of Qatar	4.000%	3/14/29	8,485	9,416
6	State of Qatar	3.750%	4/16/30	22,000	23,979
6	State of Qatar	4.400%	4/16/50	4,587	5,182
6	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,032
2	United Mexican States	3.900%	4/27/25	2,330	2,327
	United Mexican States	4.125%	1/21/26	6,150	6,260
	United Mexican States	4.150%	3/28/27	44,330	44,599
	United Mexican States	3.750%	1/11/28	11,000	10,817
	United Mexican States	4.500%	4/22/29	3,763	3,798
2	United Mexican States	3.250%	4/16/30	4,200	3,765
2	United Mexican States	4.750%	4/27/32	43,875	44,184

2	United Mexican States	5.000%	4/27/51	22,850	20,794
Total Sovereign Bonds (Cost $2,278,983)					2,270,835
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,062
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,254
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	1,011
14	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	15,435	18,263
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,675
	New York State Dormitory Authority
	Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,177
	New York State Urban Development
	Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	400	438
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	2,000	2,281
	Research Foundation of The State
	University of New York	4.248%	9/1/35	5,000	5,310
	San Diego County CA Regional Airport
	Authority Revenue	3.730%	7/1/21	800	817
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	6,200	6,830
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	4,765	5,757
	Texas GO	3.682%	8/1/24	2,000	2,102
	Texas Private Activity Surface
	Transportation Corp. Revenue (NTE
	Mobility Partners)	3.922%	12/31/49	8,550	8,673
	University of California Revenue	2.300%	5/15/21	1,000	1,011
Total Taxable Municipal Bonds (Cost $60,861)					61,661
				Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
15 Vanguard Market Liquidity Fund (Cost
	$135,427)	0.522%		1,354,493	135,449
Total Investments (99.3%) (Cost $31,154,049)					32,247,784
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.5%)
2,3,4	Fannie Mae Pool	3.500%	6/1/49	(6,150)	(6,503))
2,3,4	UMBS Pool	3.000%	3/1/50–6/1/50	(140,100)	(147,862)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $149,863)					(154,365)
Other Assets and Liabilities -Net 1.2%)					380,246
Net Assets (100%)					32,473,665

§ Security value determined using significant unobservable inputs.
* Securities with a value of $21,375,000 have been segregated as initial margin for open futures contracts.
^ Securities with a value of $19,854,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
# Securities with a value of $55,743,000 have been segregated as initial margin for open centrally cleared swap contracts.
1 Securities with a value of $8,062,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $4,138,506,000, representing 12.7% of net assets.
7 Face amount denominated in euro.
8 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
April 30, 2020.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Guaranteed by multiple countries.
12 Guaranteed by the Kingdom of Saudi Arabia.
13 Face amount denominated in South African rand.
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

				Notional
				Amount on	Market
		Expiration	Exercise	Underlying	Value
	Counterparty	Date	Rate	Swap ($000)	($000)

Over-the-Counter Swaptions

Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.620% Semiannually	BNPSW	5/6/20	1.620%	32,243	(3,130)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.602% Semiannually	GSCM	5/5/20	1.602%	32,243	(3,074)

					(6,204)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	32,243	—

10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.602% Semiannually			GSCM	5/5/20	1.602%	32,243	—

							—

Total Options Written (Premiums Received $1,542)							(6,204)
BNPSW—BNP Paribas.
GSCM—Goldman Sachs Bank USA.

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note				June 2020	6,162	856,903	7,970
Ultra 10-Year U.S. Treasury Note				June 2020	5,065	795,363	835
							8,805

Short Futures Contracts
2-Year U.S. Treasury Note				June 2020	(1,058)	(233,215)	(162)
Euro-Bund				June 2020	(833)	(159,228)	907
5-Year U.S. Treasury Note				June 2020	(770)	(96,623)	(5)
Ultra Long U.S. Treasury Bond				June 2020	(703)	(158,021)	(1,027)
AUD 3-Year Treasury Bond				June 2020	(652)	(49,785)	(201)
30-Year U.S. Treasury Bond				June 2020	(466)	(84,361)	(1,711)
Euro-Schatz				June 2020	(291)	(35,810)	23
Euro-Bobl				June 2020	(210)	(31,286)	(132)
AUD 10-Year Treasury Bond				June 2020	(169)	(16,393)	288
Long Gilt				June 2020	(150)	(26,015)	(577)
Euro-Buxl				June 2020	(93)	(22,340)	(202)
							(2,799)
							6,006

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities LLC	6/16/20	EUR	44,556	USD	48,439	435	—
UBS AG	6/16/20	EUR	20,528	USD	22,306	212	—
Morgan
Stanley Capital
Services LLC	5/20/20	MXN	340,558	USD	13,633	449	—

Goldman
Sachs Bank
USA	5/20/20	MXN	161,134	USD	6,585	78	—
J.P. Morgan
Securities LLC	6/16/20	GBP	4,800	USD	5,576	471	—

BNP Paribas	5/20/20	MXN	133,310	USD	5,557	—	(45)
Goldman
Sachs Bank
USA	5/20/20	MXN	130,000	USD	5,403	—	(28)
State Street
Bank & Trust
Co.	6/16/20	EUR	4,754	USD	5,162	53	—
J.P. Morgan
Securities LLC	6/16/20	EUR	3,250	USD	3,585	—	(21)
Barclays Bank
plc	6/16/20	EUR	2,258	USD	2,488	—	(11)
Royal Bank of
Canada	6/16/20	USD	280,707	EUR	250,464	5,967	—
Toronto-
Dominion Bank	6/16/20	USD	140,385	AUD	229,174	—	(8,978)
Morgan
Stanley Capital
Services LLC	6/16/20	USD	46,556	GBP	38,014	—	(1,332)
Bank of
America, N.A.	6/17/20	USD	27,303	ZAR	518,260	—	(517)
J.P. Morgan
Securities LLC	6/16/20	USD	26,048	EUR	23,544	222	—

BNP Paribas	5/20/20	USD	23,942	MXN	569,500	393	—
Royal Bank of
Canada	6/16/20	USD	17,303	EUR	16,010	—	(259)
State Street
Bank & Trust
Co.	6/16/20	USD	11,109	EUR	10,151	—	(26)
Bank of
America, N.A.	6/16/20	USD	10,505	EUR	9,681	—	(114)
Barclays Bank
plc	5/20/20	USD	5,734	MXN	140,331	—	(69)
J.P. Morgan
Securities LLC	6/16/20	USD	3,165	EUR	2,908	—	(26)
Deutsche Bank
AG	6/16/20	USD	1,684	EUR	1,555	—	(23)
HSBC Bank
USA, N.A.	5/20/20	USD	544	MXN	13,466	—	(13)
Morgan
Stanley Capital
Services LLC	6/16/20	USD	79	JPY	8,326	2	—

						8,282	(11,462)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
				Premium		Unrealized
				Received		Appreciation
			Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity			($000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S34-V1	6/20/25	USD	1,340,035	1.000	8,870	14,725
					8,870	14,725

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
						Up-Front
				Periodic		Premium
			Notional	Premium		Received	Unrealized	Unrealized
Reference	Termination		Amount	Received	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(Paid)[1] (%)	($000)	($000)	($000)	($000)

Credit Protection Sold/Moody's Rating

America Movil
/A3	12/20/22	BARC	15,000	1.000	(597)	(77)	—	(520)
Berkshire
Hathaway	6/20/22	BARC	15,760	1.000	262	115	147	—
Inc./Aa2
Berkshire
Hathaway	12/20/22	BARC	7,605	1.000	151	68	83	—
Inc./Aa2
Berkshire
Hathaway	12/20/24	BARC	19,400	1.000	593	533	60	—
Inc./Aa2
Berkshire
Hathaway	12/20/24	JPMC	9,400	1.000	288		38	—
Inc./Aa2						250

BP plc/A1	6/20/25	BARC	10,000	1.000	(307)	(657)	350	—

Metlife Inc./A3	12/20/20	GSCM	5,625	1.000	31	—	31	—

Metlife Inc./A3	12/20/21	BARC	3,165	1.000	35	2	33	—

Metlife Inc./A3	6/20/24	BARC	24,300	1.000	433	18	415	—

People's
Republic of	6/20/22	BNPSW	22,800	1.000	392	85	307	—
China/A3

Republic of	6/20/25	BARC	15,000	1.000	(864)	(638)	—	(226)
Indonesia/Baa2

Republic of	6/20/25	BARC	3,330	1.000	(192)	(222)	30	—
Indonesia/Baa2
Republic of
Philippines/Baa	6/20/25	BNPSW	25,680	1.000	181	(188)	369	—
2

Russian	6/20/25	BARC	15,000	1.000	(534)	(1,324)	790	—
Federation/Ba1

Russian	6/20/25	MSCS	15,000	1.000	(534)	(1,324)	790	—
Federation/Ba1
Verizon
Communication	12/20/22	GSI	15,585	1.000	101	142	—	(41)
s Inc./Baa1

					(561)	(3,217)	3,443	(787)

Credit Protection Purchased

American
International	12/20/20	GSCM	5,625	(1.000)	(34)	(16)	—	(18)
Group Inc.
American
International	12/20/20	GSCM	2,835	(1.000)	(17)	6	—	(23)
Group Inc.
Bank of China
Ltd.	12/20/21	BNPSW	6,200	(1.000)	(92)	7	—	(99)

Bank of China	6/20/22	BNPSW	22,800	(1.000)		(2)	—	(421)
Ltd.					(423)
Commerzbank
AG	6/20/21	BOANA	24,495	(1.000)	(89)	105	—	(194)
CVS Health
Corp.	12/20/21	BARC	3,220	(1.000)	(50)	(34)	—	(16)
CVS Health
Corp.	12/20/21	BOANA	15,000	(1.000)	(232)	(161)	—	(71)
Deutsche Bank
AG	12/20/22	JPMC	9,115	(1.000)	296	(23)	319	—
Federative
Republic of	6/20/25	MSCS	14,215	(1.000)	1,346	1,829	—	(483)
Brazil
Federative
Republic of	12/20/25	BOANA	3,885	(1.000)	418	630	—	(212)
Brazil
Federative
Republic of	12/20/25	GSCM	2,485	(1.000)	267	375	—	(108)
Brazil
JPMorgan
Chase Bank	12/20/20	MSCS	25,000	(1.000)	(119)	(20)	—	(99)
N.A.

Lincoln National	6/20/21	BARC	10,000	(1.000)	(108)	50	—	(158)
Corp.

Lincoln National	6/20/21	BARC	1,555	(1.000)	(17)	10	—	(27)
Corp.

Lincoln National	6/20/21	BARC	1,550	(1.000)	(17)	(10)	—	(7)
Corp.
Lincoln National
Corp.	12/20/21	BARC	3,165	(1.000)	(46)	2	—	(48)
McDonald's
Corp.	6/20/22	GSI	12,325	(1.000)	(252)	(169)	—	(83)
Republic of
Colombia	6/20/25	GSI	15,000	(1.000)	990	543	447	—
Republic of
Colombia	6/20/25	JPMC	2,485	(1.000)	164	299	—	(135)
Republic of
Colombia	6/20/25	MSCS	36,900	(1.000)	2,437	2,468	—	(31)
Republic of
South Africa	6/20/25	GSI	10,710	(1.000)	1,523	1,411	112	—
Republic of
South Africa	6/20/25	MSCS	26,585	(1.000)	3,781	3,778	3	—
Republic of
Turkey	6/20/25	JPMC	17,060	(1.000)	3,448	2,854	594	—

Societe	12/20/21	JPMC	14,675	(1.000)	(184)	(30)	—	(154)
Generale SA
Standard
Chartered Bank	12/20/21	JPMC	7,945	(1.000)	(99)	6	—	(105)

State of Qatar	6/20/22	BOANA	1,360	(1.000)	(5)	7	—	(12)

State of Qatar	6/20/22	CITNA	2,640	(1.000)	(9)	13	—	(22)

Wells Fargo &	9/20/20	BOANA	9,700	(1.000)	(26)	(9)	—	(17)
Co.

12,851	13,919	1,475	(2,543)
12,290	10,702	4,918	(3,330)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$7,099,000 and cash of $15,400,000 in connection with open forward currency contracts and open over-
the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation
Date	Date	($000)	(%)	(%)	($000)	) ($000)
6/17/21	6/17/20[1]	169,129	1.250	0.000	1,597	258
6/17/22	6/17/20[1]	224,629	(1.000)	0.000	(3,240)	(709)
6/19/23	6/17/20[1]	54,922	(1.000)	0.000	(1,150)	(334)
6/17/24	6/17/20[1]	52,554	(1.000)	0.000	(1,382)	(555)
6/17/25	6/17/20[1]	51,247	(1.250)	0.000	(2,184)	(717)
6/17/27	6/17/20[1]	23,684	(1.250)	0.000	(1,218)	(409)
1/29/30	N/A	10,278	1.550	(0.841)	907	907
2/4/30	N/A	3,544	1.448	(1.751)	280	279
2/19/30	N/A	10,965	1.558	(1.692)	980	980
2/25/30	N/A	37,218	1.408	(1.679)	2,783	2,744
2/27/30	N/A	8,638	1.261	(1.638)	523	513
4/15/30	N/A	32,117	(1.836)	1.219	(3,754)	(3,755)
4/15/30	N/A	12,747	0.815	(1.311)	212	214
					(5,646)	(584)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.

3 Based on 3M LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may termina te open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit eve nt
(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre -agreed-
upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange -
traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out -of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-
money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA)
with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, counterparties had deposited in segregated accounts securities with a value of
$256,000 and cash of $716,000 in connection with TBA transactions.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage -dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-
roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for
Investment Securities Sold or Payables for Investment Securities Purchased.

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,952,749	—	1,952,749
Asset-Backed/Commercial Mortgage-Backed
Securities	—	4,612,928	—	4,612,928
Corporate Bonds	—	23,214,159	3	23,214,162
Sovereign Bonds	—	2,270,835	—	2,270,835
Taxable Municipal Bonds	—	61,661	—	61,661
Temporary Cash Investments	135,449	—	—	135,449
Total	135,449	32,112,332	3	32,247,784
Liabilities
Conventional Mortgage-Backed Securities—Liability
for Sale Commitments	—	154,365	—	154,365
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,152	—	—	2,152
Forward Currency Contracts	—	8,282	—	8,282
Swap Contracts	28[1]	4,918	—	4,946
Total	2,180	13,200	—	15,380
Liabilities
Options Written	—	6,204	—	6,204
Futures Contracts[1]	3,476	—	—	3,476
Forward Currency Contracts	—	11,462	—	11,462
Swap Contracts	316[1]	3,330	—	3,646
Total	3,792	20,996	—	24,788
1 Represents variation margin on the last day of the reporting period.